   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 17, 1995.


                                              1933 ACT REGISTRATION NO. 2-63522
                                              1940 ACT REGISTRATION NO. 811-2899
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                               ------------------

                                   FORM N-1A


        REGISTRATION STATEMENT UNDER THE
           SECURITIES ACT OF 1933                                 / /
        Pre-Effective Amendment No.                               / /
        Post-Effective Amendment No. 21                           /X/
                                   and/or
        REGISTRATION STATEMENT UNDER THE
           INVESTMENT COMPANY ACT OF 1940                         / /
        Amendment No. 21                                          /X/


                        (Check appropriate box or boxes)
                               ------------------

                              CASH EQUIVALENT FUND
               (Exact name of Registrant as Specified in Charter)


      120 South LaSalle Street, Chicago, Illinois                       60603
        (Address of Principal Executive Office)                      (Zip Code)
             Registrant's Telephone Number, including Area Code: (312) 781-1121
    Philip J. Collora, Vice President and Secretary                With a copy to:
                  Cash Equivalent Fund                            Charles F. Custer
                120 South LaSalle Street                  Vedder, Price, Kaufman & Kammholz
                Chicago, Illinois 60603                       222 North LaSalle Street
        (Name and Address of Agent for Service)                Chicago, Illinois 60601



     Registrant has registered an indefinite number of its shares under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Rule 24f-2 Notice for Registrant's fiscal year ended July 31, 1995 was filed on or about September 26, 1995.


     It is proposed that this filing will become effective (check appropriate box)

        / / immediately upon filing pursuant to paragraph (b)


        /X/ on November 24, 1995 pursuant to paragraph (b)



        / / 60 days after filing pursuant to paragraph (a)(1)



        / / on (date) pursuant to paragraph (a)(1) of Rule 485



        / / 75 days after filing pursuant to paragraph (a)(2)



        / / on (date) pursuant to paragraph (a)(2) of Rule 485.



     If appropriate check the following box:



        / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                        CALCULATION OF REGISTRATION FEE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                      PROPOSED        PROPOSED
                                                      MAXIMUM         MAXIMUM        AMOUNT OF
TITLE OF SECURITIES                AMOUNT BEING    OFFERING PRICE    AGGREGATE     REGISTRATION
BEING REGISTERED                    REGISTERED        PER UNIT    OFFERING PRICE*       FEE
-----------------------------------------------------------------------------------------------
Shares of beneficial interest,
  without par value:
Tax-Exempt Portfolio.............    27,540,462        $1.00          $500,000        $100.00


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

* The fee is calculated in accordance with Rule 24e-2


     (b)(2) 3,720,584,685; (b)(3) 3,693,544,223; (b)(4) 27,040,462.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              CASH EQUIVALENT FUND

                             CROSS-REFERENCE SHEET
                       BETWEEN ITEMS ENUMERATED IN PART A
                          OF FORM N-1A AND PROSPECTUS


                     ITEM NUMBER
                    OF FORM N-1A                             LOCATION IN PROSPECTUS
                    ------------                             ----------------------
 1.    Cover Page.............................   Cover Page
 2.    Synopsis...............................   Summary; Summary of Expenses
 3.    Condensed Financial Information........   Financial Highlights;
                                                 Performance
 4.    General Description of Registrant......   Investment Objectives, Policies and Risk
                                                 Factors; Capital Structure
 5.    Management of the Fund.................   Investment Manager and Shareholder Services
 5A.   Management's Discussion of Fund
       Performance............................   Inapplicable
 6.    Capital Stock and Other Securities.....   Purchase of Shares; Dividends and Taxes;
                                                 Capital Structure
 7.    Purchase of Securities Being Offered...   Purchase of Shares; Net Asset Value;
                                                 Investment Manager and Shareholder Services;
                                                 Special Features
 8.    Redemption or Repurchase...............   Redemption of Shares; Special Features
 9.    Pending Legal Proceedings..............   Inapplicable

CASH EQUIVALENT FUND
120 South LaSalle Street
Chicago, Illinois 60603


TABLE OF CONTENTS
-----------------------------------------------
-----------------------------------------------
Summary                                      1
-----------------------------------------------
Summary of Expenses                          2
-----------------------------------------------
Financial Highlights                         2
-----------------------------------------------
Investment Objectives, Policies
and Risk Factors                             3
-----------------------------------------------
Net Asset Value                              8
-----------------------------------------------
Purchase of Shares                           9
-----------------------------------------------
Redemption of Shares                        10
-----------------------------------------------
Special Features                            13
-----------------------------------------------
Dividends and Taxes                         13
-----------------------------------------------
Investment Manager and Shareholder
Services                                    14
-----------------------------------------------
Performance                                 16
-----------------------------------------------
Capital Structure                           17
-----------------------------------------------



This prospectus contains information
about the Fund that a prospective
investor should know before
investing and should be retained for
future reference. A Statement of
Additional Information dated
November 24, 1995, has been filed
with the Securities and Exchange
Commission and is incorporated
herein by reference. It is available
upon request without charge from the
Fund at the address or telephone
number on this cover or the firm
from which this prospectus was
received.


PRINTED IN U.S.A.

CEF 1-11/95

                                            CASH
                                            EQUIVALENT
                                            FUND

                                            PROSPECTUS November 24, 1995

                                            CASH EQUIVALENT FUND
                                            120 South LaSalle Street, Chicago,
                                            Illinois 60603 1-800-231-8568. The
                                            Fund offers a choice of investment
                                            portfolios and is designed for
                                            investors who seek maximum current
                                            income to the extent consistent with
                                            stability of capital. The Fund
                                            currently offers the Money Market
                                            Portfolio, the Government Securities
                                            Portfolio and the Tax-Exempt
                                            Portfolio. Each Portfolio invests
                                            exclusively in high quality money
                                            market instruments.
                                            AN INVESTMENT IN THE FUND IS NEITHER
                                            INSURED NOR GUARANTEED BY THE U.S.
                                            GOVERNMENT, THE FEDERAL DEPOSIT
                                            INSURANCE CORPORATION, THE FEDERAL
                                            RESERVE BOARD OR ANY OTHER AGENCY,
                                            AND IS NOT A DEPOSIT OR OBLIGATION
                                            OF, OR GUARANTEED OR ENDORSED BY,
                                            ANY BANK. THERE CAN BE NO ASSURANCE
                                            THAT THE FUND WILL BE ABLE TO
                                            MAINTAIN A STABLE NET ASSET VALUE OF
                                            $1.00 PER SHARE.
                                            THESE SECURITIES HAVE NOT BEEN
                                            APPROVED OR DISAPPROVED BY THE
                                            SECURITIES AND EXCHANGE COMMISSION
                                            OR ANY STATE SECURITIES COMMISSION
                                            NOR HAS THE SECURITIES AND EXCHANGE
                                            COMMISSION OR ANY STATE SECURITIES
                                            COMMISSION PASSED UPON THE ACCURACY
                                            OR ADEQUACY OF THIS PROSPECTUS. ANY
                                            REPRESENTATION TO THE CONTRARY IS A
                                            CRIMINAL OFFENSE.

CASH EQUIVALENT FUND
120 SOUTH LASALLE STREET, CHICAGO, ILLINOIS 60603, TELEPHONE 1-800-231-8568

SUMMARY

INVESTMENT OBJECTIVES. Cash Equivalent Fund (the "Fund") is an open-end, diversified, management investment company. The Fund currently offers a choice of three investment portfolios ("Portfolios"). Each Portfolio invests in a portfolio of high quality short-term money market instruments consistent with its specific objective. The Money Market Portfolio seeks maximum current income to the extent consistent with stability of capital from a portfolio primarily of commercial paper and bank obligations. The Government Securities Portfolio seeks maximum current income to the extent consistent with stability of capital from a portfolio of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Tax-Exempt Portfolio seeks maximum current income that is exempt from federal income taxes to the extent consistent with stability of capital from a portfolio of municipal securities. Each Portfolio may use a variety of investment techniques, including the purchase of repurchase agreements and variable rate securities. Each Portfolio seeks to maintain a net asset value of $1.00 per share. There is no assurance that the objective of any Portfolio will be achieved or that any Portfolio will be able to maintain a net asset value of $1.00 per share. See "Investment Objectives and Policies."


INVESTMENT MANAGER AND SERVICES. Kemper Financial Services, Inc. ("KFS") is the investment manager for the Fund and provides the Fund with continuous professional investment supervision. With respect to the Money Market and Government Securities Portfolios, KFS is paid an annual investment management fee, payable monthly, on a graduated basis ranging from .22% of the first $500 million of combined average daily net assets of such Portfolios to .15% of combined average daily net assets of such Portfolios over $3 billion. With respect to the Tax-Exempt Portfolio, KFS is paid an annual investment management fee, payable monthly, on a graduated basis ranging from .22% of the first $500 million of average daily net assets of such Portfolio to .15% of average daily net assets of such Portfolio over $3 billion. Kemper Distributors, Inc. ("KDI"), an affiliate of KFS, is primary administrator, distributor and principal underwriter of the Fund and, as such, provides information and services for existing and potential shareholders and acts as agent of the Fund in the sale of its shares. As distributor, KDI receives an annual fee, payable monthly, of .38% of average daily net assets of the Money Market and Government Securities Portfolios and .33% of average daily net assets of the Tax-Exempt Portfolio. KDI pays financial services firms that provide cash management and other services for their customers through the Fund a fee ranging from .15% to .40% annually of average daily net assets of those accounts in the Fund that they maintain and service. See "Investment Manager and Services."


PURCHASES AND REDEMPTIONS. Shares of each Portfolio are available at net asset value through selected financial services firms. The minimum initial investment for each Portfolio is $1,000 and the minimum subsequent investment is $100. See "Purchase of Shares." Shares may be redeemed at the net asset value next determined after receipt by the Fund's Shareholder Service Agent of a request to redeem in proper form. Shares may be redeemed by written request or by using one of the Fund's expedited redemption procedures. See "Redemption of Shares."

DIVIDENDS. Dividends are declared daily and paid monthly. Dividends are automatically reinvested in additional shares of the same Portfolio, unless the shareholder makes a different election. See "Dividends and Taxes."

GENERAL INFORMATION AND CAPITAL. The Fund is organized as a business trust under the laws of Massachusetts and may issue an unlimited number of shares of beneficial interest. Shares are fully paid and nonassessable when issued, are transferable without restriction and have no preemptive or conversion rights. The Fund is not required to hold annual shareholder meetings; but it will hold special meetings as required or deemed desirable for such purposes as electing trustees, changing fundamental policies or approving an investment management agreement. See "Capital Structure."

SUMMARY OF EXPENSES

SHAREHOLDER TRANSACTION EXPENSES ...........................................None


                                                                 Money       Government
                ANNUAL FUND OPERATING EXPENSES                   Market      Securities  Tax-Exempt
            (as a percentage of average net assets)              Portfolio   Portfolio   Portfolio
                                                                 -----       -----       -----
Management Fees................................................   .17 %       .17 %       .21 %
12b-1 Fees.....................................................   .38 %       .38 %       .33 %
Other Expenses.................................................   .32 %       .26 %       .14 %
                                                                 -----       -----       -----
Total Operating Expenses.......................................   .87 %       .81 %       .68 %
                                                                 =====       =====       =====



             EXAMPLE                      PORTFOLIO           1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                    ----------------------    ------     -------     -------     --------
You would pay the following
expenses on a $1,000 investment,
assuming (1) 5% annual return and   Money Market                $9         $28         $48         $107
(2) redemption at the end of        Government Securities       $8         $26         $45         $100
each time period:                   Tax-Exempt                  $7         $22         $38         $ 85


The purpose of the preceding table is to assist investors in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. Investment dealers and other firms may independently charge shareholders additional fees. As a result of the accrual of 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers. The Example assumes a 5% annual rate of return pursuant to requirements of the Securities and Exchange Commission. This hypothetical rate of return is not intended to be representative of past or future performance of any Portfolio of the Fund. The Example should not be considered to be a representation of past or future expenses. Actual expenses may be greater or lesser than those shown.

FINANCIAL HIGHLIGHTS


The tables below show financial information for each Portfolio expressed in terms of one share outstanding throughout the period. The information in the tables is covered by the report of the Fund's independent auditors. The report is contained in the Fund's Registration Statement and is available from the Fund. The financial statements contained in the Fund's 1995 Annual Report to Shareholders are incorporated herein by reference and may be obtained by writing or calling the Fund.


MONEY MARKET PORTFOLIO


                                                                 Year ended July 31,
                       1995       1994       1993       1992       1991       1990       1989       1988       1987       1986
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING
  PERFORMANCE:
Net asset value,
beginning
of period           $     1.00       1.00       1.00       1.00       1.00       1.00       1.00       1.00       1.00       1.00
---------------------------------------------------------------------------------------------------------------------------------
Net investment
  income and
dividends declared         .05        .03        .03        .04        .07        .08        .08        .06        .06        .07
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end
  of period         $     1.00       1.00       1.00       1.00       1.00       1.00       1.00       1.00       1.00       1.00
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (%):         4.95       2.82       2.60       4.09       6.76       8.11       8.60       6.64       5.72       7.26
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE
  NET ASSETS (%):
Expenses                   .87        .88        .85        .82        .84        .83        .88        .84        .81        .74
---------------------------------------------------------------------------------------------------------------------------------
Net investment
  income                  4.84       2.78       2.57       4.01       6.57       7.87       8.31       6.45       5.58       7.01
--------------------
SUPPLEMENTAL DATA:
Net assets at end of
  period
(in thousands)      $3,593,294  3,387,245  3,616,636  3,916,708  3,719,927  4,040,918  6,716,008  5,800,688  5,547,447  5,286,949
---------------------------------------------------------------------------------------------------------------------------------

GOVERNMENT SECURITIES PORTFOLIO


                                                                 Year ended July 31,
                       1995       1994       1993       1992       1991       1990       1989       1988       1987       1986
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING
  PERFORMANCE:
Net asset value,
  beginning of
period              $     1.00       1.00       1.00       1.00       1.00       1.00       1.00       1.00       1.00       1.00
---------------------------------------------------------------------------------------------------------------------------------
Net investment
  income and
dividends declared         .05        .03        .03        .04        .06        .08        .08        .06        .06        .07
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end
  of period         $     1.00       1.00       1.00       1.00       1.00       1.00       1.00       1.00       1.00       1.00
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (%):         4.96       2.82       2.60       4.12       6.62       8.18       8.72       6.68       5.81       7.14
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE
  NET ASSETS (%):
Expenses                   .81        .81        .78        .75        .72        .69        .70        .71        .68        .61
---------------------------------------------------------------------------------------------------------------------------------
Net investment
  income                  4.87       2.72       2.57       4.06       6.38       7.90       8.53       6.48       5.69       6.88
--------------------
SUPPLEMENTAL DATA:
Net assets at end of
  period (in
thousands)          $1,785,098  1,538,011  2,825,357  3,000,890  3,239,272  2,779,707  2,986,780  1,343,340  1,015,641    629,578
---------------------------------------------------------------------------------------------------------------------------------


TAX-EXEMPT PORTFOLIO


                                                                                                     Ten
                                                                                                   months
                                                                                                    ended    Year ended September
                                           Year ended July 31,                                    July 31,           30,
                       1995       1994       1993       1992       1991       1990       1989       1988       1987       1986
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING
  PERFORMANCE:
Net asset value,
  beginning of
period              $     1.00       1.00       1.00       1.00       1.00       1.00       1.00       1.00       1.00       1.00
---------------------------------------------------------------------------------------------------------------------------------
Net investment
  income and
dividends declared         .03        .02        .02        .03        .05        .05        .06        .04        .04        .04
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end
  of period         $     1.00       1.00       1.00       1.00       1.00       1.00       1.00       1.00       1.00       1.00
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (%):         3.21       2.05       2.12       3.29       4.75       5.55       5.96       3.85       3.93       4.67
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE
  NET ASSETS (%):
Expenses                   .68        .68        .64        .64        .64        .63        .63        .62        .62        .61
---------------------------------------------------------------------------------------------------------------------------------
Net investment
  income                  3.15       2.02       2.09       3.21       4.65       5.44       5.82       4.53       3.86       4.47
--------------------
SUPPLEMENTAL DATA:
Net assets at end of
  period (in
thousands)          $1,109,861  1,136,901  1,417,307  1,289,560  1,129,368  1,195,736  2,164,784  1,747,703  1,726,884  1,463,453
---------------------------------------------------------------------------------------------------------------------------------


NOTE: Ratios have been determined on an annualized basis. Total return is not annualized.


The Money Market Portfolio's total return for the year ended July 31, 1995 includes the effect of a capital contribution from the investment manager. Without the capital contribution, the total return would have been 4.28%.



INVESTMENT OBJECTIVES, POLICIES AND RISK FACTORS


The Fund is a money market mutual fund designed to provide its shareholders with professional management of short-term investment dollars. It is designed for investors who seek maximum current income consistent with stability of capital. The Fund pools individual and institutional investors' money which it uses to buy high quality money market instruments. The Fund is a series investment company that is able to provide investors with a choice of separate investment portfolios ("Portfolios"). It currently offers three investment Portfolios: the Money Market Portfolio, the Government Securities Portfolio and the Tax-Exempt Portfolio. Because each Portfolio combines its shareholders' money, it can buy and sell large blocks of securities, which reduces transaction costs and maximizes yields. The Fund is managed by investment professionals who analyze market trends to take advantage of changing conditions and who seek to minimize risk by diversifying each Portfolio's investments. A Portfolio's investments are subject to price fluctuations resulting from rising or declining interest rates and are subject to the ability of the issuers of such investments to make payment at maturity. However, because of their short maturities, liquidity and high quality ratings, high quality money market instruments, such as those in which the Fund invests, are generally considered to be among the safest available. Thus, the Fund is designed for investors who want to avoid the fluctuations of principal commonly associated with equity and long-term bond investments. There can be no guarantee that a Portfolio will achieve its objective or that it will maintain a net asset value of $1.00 per share. The net asset value of $1.00 per share has, however, been maintained for each Portfolio since its inception.

MONEY MARKET PORTFOLIO. The Money Market Portfolio seeks maximum current income consistent with stability of capital. The Portfolio pursues its objective by investing exclusively in the following types of U.S. Dollar denominated money market instruments that mature in 12 months or less:

1. Obligations of, or guaranteed by, the U.S. or Canadian Governments, their agencies or instrumentalities.

2. Bank certificates of deposit, time deposits or bankers' acceptances limited to domestic banks (including their foreign branches) and Canadian chartered banks having total assets in excess of $1 billion.

3. Certificates of deposit and time deposits of domestic savings and loan associations having total assets in excess of $1 billion.

4. Bank certificates of deposit, time deposits or bankers' acceptances of U.S. branches of foreign banks having total assets in excess of $10 billion.

5. Commercial paper rated Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moody's") or A-1 or A-2 by Standard & Poor's Corporation ("S&P"), or commercial paper or notes issued by companies with an unsecured debt issue outstanding currently rated A or higher by Moody's or S&P where the obligation is on the same or a higher level of priority as the rated issue, and investments in other corporate obligations such as publicly traded bonds, debentures and notes rated A or higher by Moody's or S&P. For a description of these ratings, see "Appendix--Ratings of Investments" in the Statement of Additional Information.

6. Commercial paper secured by a letter of credit issued by a domestic or Canadian chartered bank having total assets in excess of $1 billion and rated Prime-1 by Moody's.

7. Repurchase agreements of obligations that are suitable for investment under the categories set forth above. Repurchase agreements are discussed below.

In addition, the Portfolio limits its investments to securities that meet the quality and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"). See "Net Asset Value."

To the extent the Money Market Portfolio purchases Eurodollar certificates of deposit issued by London branches of U.S. banks, or commercial paper issued by foreign entities, consideration will be given to their marketability and possible restrictions on international currency transactions and to regulations imposed by the domicile country of the foreign issuer. Eurodollar certificates of deposit may not be subject to the same regulatory requirements as certificates of deposit issued by U.S. banks and associated income may be subject to the imposition of foreign taxes.

The Money Market Portfolio may invest in commercial paper issued by major corporations under the Securities Act of 1933 in reliance on the exemption from registration afforded by Section 3(a)(3) thereof. Such commercial paper may be issued only to finance current transactions and must mature in nine months or less. Trading of such commercial paper is conducted primarily by institutional investors through investment dealers and individual investor participation in the commercial paper market is very limited.

The Portfolio also may invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration which is afforded by
Section 4(2) of the Securities Act of 1933 ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as the Portfolio that agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors like the Portfolio through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. The Fund's investment manager considers the legally restricted but readily saleable Section 4(2) paper to be liquid; however, pursuant to procedures approved by the Board of Trustees of the Fund, if a particular investment in Section 4(2) paper is not determined to be liquid, that investment will be included within the 10% limitation on illiquid securities discussed under "The Fund" below. The Fund's investment manager monitors the liquidity of the Portfolio's investments in Section 4(2) paper on a continuous basis.

GOVERNMENT SECURITIES PORTFOLIO. The Government Securities Portfolio seeks maximum current income consistent with stability of capital. The Portfolio pursues its objective by investing exclusively in U.S. Treasury bills, notes, bonds and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements of such obligations. All securities purchased mature within 12 months or less. In addition, the Portfolio limits its investments to securities that meet the quality requirements of Rule 2a-7 under the 1940 Act. See "Net Asset Value." Some securities issued by U.S. Government agencies or instrumentalities are supported only by the credit of the agency or instrumentality, such as those issued by the Federal Home Loan Bank, and others have an additional line of credit with the U.S. Treasury, such as those issued by the Federal National Mortgage Association, Farm Credit System and Student Loan Marketing Association. Short-term U.S. Government obligations generally are considered to be the safest short-term investment. The U.S. Government guarantee of the securities owned by the Portfolio, however, does not guarantee the net asset value of its shares which the Fund seeks to maintain at $1.00 per share. Also, with respect to securities supported only by the credit of the issuing agency or instrumentality or by an additional line of credit with the U.S. Treasury, there is no guarantee that the U.S. Government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest. Repurchase agreements are discussed below.

TAX-EXEMPT PORTFOLIO. The Tax-Exempt Portfolio seeks maximum current income that is exempt from federal income taxes to the extent consistent with stability of capital. The Portfolio pursues its objective primarily through a professionally managed, diversified portfolio of short-term high quality tax-exempt municipal obligations. Under normal market conditions at least 80% of the Portfolio's total assets will, as a fundamental policy, be invested in obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the income from which is exempt from federal income tax ("Municipal Securities").

Dividends representing net interest income received by the Tax-Exempt Portfolio on Municipal Securities will be exempt from federal income tax when distributed to the Portfolio's shareholders. Such dividend income may be subject to state and local taxes. See "Dividends and Taxes--Tax-Exempt Portfolio." The Portfolio's assets will consist of Municipal Securities, temporary investments as described below and cash. The Portfolio considers short-term Municipal Securities to be those that mature in one year or less.

The Tax-Exempt Portfolio will invest only in Municipal Securities which at the time of purchase: (a) are rated within the two highest-ratings for Municipal Securities (Aaa or Aa) assigned by Moody's or (AAA or AA) assigned by S&P; (b) are guaranteed or insured by the U.S. Government as to the payment of principal and interest; (c) are fully collateralized by an escrow of U.S. Government securities acceptable to the Fund's investment manager; (d) have at the time of purchase Moody's short-term Municipal Securities rating of MIG-2 or higher or a municipal commercial paper rating of P-2 or higher, or S&P's municipal commercial paper rating of A-2 or higher; (e) are unrated, if longer term Municipal Securities of that issuer are rated within the two highest rating categories by Moody's or S&P; or (f) are determined to be at least equal in quality to one or more of the above ratings in the discretion of the Fund's investment manager. In addition, the Portfolio limits its investment to securities that meet the quality requirements of Rule 2a-7 under the 1940 Act. See "Net Asset Value."

Municipal Securities generally are classified as "general obligation" or "revenue" issues. General obligation bonds are secured by the issuer's pledge of its full credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Industrial development bonds held by the Fund are in most cases revenue bonds and are not payable from the unrestricted revenues of the issuer. Among other types of instruments, the Portfolio may purchase tax-exempt commercial paper, warrants and short-term municipal notes such as tax anticipation notes, bond anticipation notes, revenue anticipation notes, construction loan notes and other forms of short-term loans. Such notes are issued with a short-term maturity in anticipation of the receipt of tax payments, the proceeds of bond placements or other revenues. A more detailed discussion of Municipal Securities and the Moody's and S&P ratings outlined above is contained in the Statement of Additional Information. As indicated above and under "Dividends and Taxes--Tax-Exempt Portfolio," the Portfolio may invest in short-term "private activity" bonds.

The Tax-Exempt Portfolio may purchase high quality Certificates of Participation in trusts that hold Municipal Securities. A Certificate of Participation gives the Portfolio an undivided interest in the Municipal Security in the proportion that the Portfolio's interest bears to the total principal amount of the Municipal Security. These Certificates of Participation may be variable rate or fixed rate with remaining maturities of one year or less. A Certificate of Participation may be backed by an irrevocable letter of credit or guarantee of a financial institution that satisfies rating agencies as to the credit quality of the Municipal Security supporting the payment of principal and interest on the Certificate of Participation. Payments of principal and interest would be dependent upon the underlying Municipal Security and may be guaranteed under a letter of credit to the extent of such credit. The quality rating by a rating service of an issue of Certificates of Participation is based primarily upon the rating of the Municipal Security held by the trust and the credit rating of the issuer of any letter of credit and of any other guarantor providing credit support to the issue. The Fund's investment manager considers these factors as well as others, such as any quality ratings issued by the rating services identified above, in reviewing the credit risk presented by a Certificate of Participation and in determining whether the Certificate of Participation is appropriate for investment by the Portfolio. It is anticipated by the Fund's investment manager that, for most publicly offered Certificates of Participation, there will be a liquid secondary market or there may be demand features enabling the Portfolio to readily sell its Certificates of Participation prior to maturity to the issuer or a third party. As to those instruments with demand features, the Portfolio intends to exercise its right to demand payment from the issuer of the demand feature only upon a default under the terms of the Municipal Security, as needed to provide liquidity to meet redemptions, or to maintain a high quality investment portfolio.


The Tax-Exempt Portfolio may purchase securities that provide for the right to resell them to an issuer, bank or dealer at an agreed upon price or yield within a specified period prior to the maturity date of such securities. Such a right to resell is referred to as a "Standby Commitment." Securities may cost more with Standby Commitments than without them. Standby Commitments will be entered into solely to facilitate portfolio liquidity. A Standby Commitment may be exercised before the maturity date of the related Municipal Security if the Fund's investment manager revises its evaluation of the creditworthiness of the underlying security or of the entity issuing the Standby Commitment. The Portfolio's policy is to enter into Standby Commitments only with issuers, banks or dealers that are determined by the Fund's investment manager to present minimal credit risks. If an issuer, bank or dealer should default on its obligation to repurchase an underlying security, the Portfolio might be unable to recover all or a portion of any loss sustained from having to sell the security elsewhere. For purposes of valuing the Portfolio's securities at amortized cost, the stated maturity of Municipal Securities subject to Standby Commitments is not changed.

The Tax-Exempt Portfolio may purchase and sell Municipal Securities on a when-issued or delayed delivery basis. A when-issued or delayed delivery transaction arises when securities are bought or sold for future payment and delivery to secure what is considered to be an advantageous price and yield to the Portfolio at the time it enters into the transaction. In determining the maturity of portfolio securities purchased on a when-issued or delayed delivery basis, the Portfolio will consider them to have been purchased on the date when it committed itself to the purchase.

A security purchased on a when-issued basis, like all securities held by the Tax-Exempt Portfolio, is subject to changes in market value based upon changes in the level of interest rates and investors' perceptions of the creditworthiness of the issuer. Generally such securities will appreciate in value when interest rates decline and decrease in value when interest rates rise. Therefore if, in order to achieve higher interest income, the Portfolio remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a greater possibility that the market value of the Portfolio's assets will vary from $1.00 per share, since the value of a when-issued security is subject to market fluctuation and no interest accrues to the purchaser prior to settlement of the transaction. See "Net Asset Value."

The Portfolio will only make commitments to purchase Municipal Securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but the Portfolio reserves the right to sell these securities before the settlement date if deemed advisable. The sale of these securities may result in the realization of gains that are not exempt from federal income tax.

In seeking to achieve its investment objective, the Tax-Exempt Portfolio may invest all or any part of its assets in Municipal Securities that are industrial development bonds. Moreover, although the Portfolio does not currently intend to do so on a regular basis, it may invest more than 25% of its assets in Municipal Securities that are repayable out of revenue streams generated from economically related projects or facilities, if such investment is deemed necessary or appropriate by the Portfolio's investment manager. To the extent that the Portfolio's assets are concentrated in Municipal Securities payable from revenues on economically related projects and facilities, the Portfolio will be subject to the risks presented by such projects to a greater extent than it would be if the Portfolio's assets were not so concentrated.

From time to time, as a defensive measure or when acceptable short-term Municipal Securities are not available, the Tax-Exempt Portfolio may invest in taxable "temporary investments" which include: obligations of the U.S. Government, its agencies or instrumentalities; debt securities rated within the two highest grades by Moody's or S&P; commercial paper rated in the two highest grades by either of such rating services; certificates of deposit of domestic banks with assets of $1 billion or more; and any of the foregoing temporary investments subject to repurchase agreements. Repurchase agreements are discussed below. Interest income from temporary investments is taxable to shareholders as ordinary income. Although the Portfolio is permitted to invest in taxable securities, it is the Portfolio's primary intention to generate income dividends that are not subject to federal income taxes. See "Dividends and Taxes." For a description of the ratings, see "Appendix -- Ratings of Investments" in the Statement of Additional Information.

THE FUND. Each Portfolio may invest in repurchase agreements, which are instruments under which a Portfolio acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which price is higher than the purchase price), thereby determining the yield during the Portfolio's holding period. Maturity of the securities subject to repurchase may exceed one year. In the event of a bankruptcy or other default of a seller of a repurchase agreement, a Portfolio might have expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying securities and loss of income. A Portfolio will not purchase illiquid securities, including time deposits and repurchase agreements maturing in more than seven days if, as a result thereof, more than 10% of such Portfolio's net assets valued at the time of the transaction would be invested in such securities.



Each Portfolio may invest in instruments having rates of interest that are adjusted periodically or that "float" continuously according to formulae intended to minimize fluctuation in values of the instruments ("Variable Rate Securities"). The interest rate of Variable Rate Securities ordinarily is determined by reference to or is a percentage of an objective standard such as a bank's prime rate, the 90-day U.S. Treasury bill rate, or the rate of return on commercial paper or bank certificates of deposit. Generally, the changes in the interest rate on Variable Rate Securities reduce the fluctuation in the market value of such securities. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less than for fixed-rate obligations. Some Variable Rate Securities ("Variable Rate Demand Securities") have a demand feature entitling the purchaser to resell the securities at an amount approximately equal to amortized cost or the principal amount thereof plus accrued interest. As is the case for other Variable Rate Securities, the interest rate on Variable Rate Demand Securities varies according to some objective standard intended to minimize fluctuation in the values of the instruments. Each Portfolio determines the maturity of Variable Rate Securities in accordance with Securities and Exchange Commission rules which allow the Portfolio to consider certain of such instruments as having maturities shorter than the maturity date on the face of the instrument.


A Portfolio may not borrow money except as a temporary measure for extraordinary or emergency purposes, and then only in an amount up to one-third of the value of its total assets, in order to meet redemption requests without immediately selling any portfolio securities. Any such borrowings under this provision will not be collateralized except that the Tax-Exempt Portfolio may pledge up to 10% of its net assets to secure such borrowings. No Portfolio will borrow for leverage purposes.


The Fund has adopted for each Portfolio certain investment restrictions that are presented in the Statement of Additional Information and that, together with the investment objective and policies of such Portfolio (limited in regard to the Tax-Exempt Portfolio to the policies in the first and third paragraphs under "Tax-Exempt Portfolio" above), cannot be changed without approval by holders of a majority of its outstanding voting shares. As defined in the 1940 Act, this means with respect to a Portfolio the lesser of the vote of (a) 67% of the shares of such Portfolio present at a meeting where more than 50% of the outstanding shares of the Portfolio are present in person or by proxy or (b) more than 50% of the outstanding shares of the Portfolio.


NET ASSET VALUE

The net asset value per share of each Portfolio is calculated by dividing the total assets of such Portfolio less its liabilities by the total number of its shares outstanding. The net asset value per share of each Portfolio is determined on each day the New York Stock Exchange is open for trading, at 11:00 a.m., 1:00 p.m. and 3:00 p.m. Chicago time for the Money Market and Government Securities Portfolios and at 11:00 a.m. and 3:00 p.m. Chicago time for the Tax-Exempt Portfolio. Fund shares are sold at the net asset value next determined after an order and payment are received in the form described under "Purchase of Shares." Each Portfolio seeks to maintain its net asset value at $1.00 per share.

Each Portfolio values its portfolio instruments at amortized cost in accordance with Rule 2a-7 under the 1940 Act, which means that they are valued at their acquisition cost (as adjusted for amortization of premium or accretion of discount) rather than at current market value. Calculations are made to compare the value of each Portfolio's investments valued at amortized cost with market-based values. Market-based valuations are obtained by using actual quotations provided by market makers, estimates of market value, or values obtained from yield data relating to classes of money market instruments published by reputable sources at the mean between the bid and asked prices for the instruments. If a deviation of 1/2 of 1% or more were to occur between a Portfolio's net asset value per share calculated by reference to market-based values and the Portfolio's $1.00 per share net asset value, or if there were any other deviation that the Board of Trustees believed would result in a material dilution to shareholders or purchasers, the Board of Trustees would promptly consider what action, if any, should be initiated. In order to value its investments at amortized cost, the Portfolios purchase only securities with a maturity of one year or less and maintain a dollar-weighted average portfolio maturity of 90 days or less. In addition, the Portfolios limit their portfolio investments to securities that meet the quality and diversification requirements of Rule 2a-7, although the diversification rules do not currently apply to the Tax-Exempt Portfolio. Under the quality requirements of Rule 2a-7, the Portfolios may only purchase U.S. Dollar denominated instruments that are determined to present minimal credit risks and that are at the time of acquisition "Eligible Securities" as defined in Rule 2a-7. "Eligible Securities" under Rule 2a-7 include only securities that are rated in the top two rating categories by the required number of nationally recognized statistical rating organizations (at least two or, if only one such organization has rated the security, that one organization) or, if unrated, are deemed comparable in quality. The diversification requirements of Rule 2a-7 provide generally that a Portfolio may not at the time of acquisition invest more than 5% of its assets in securities of any one issuer or invest more than 5% of its assets in securities that are Eligible Securities that have not been rated in the highest category by the required number of rating organizations or, if unrated, have not been deemed comparable, except U.S. Government securities and repurchase agreements of such securities. Although the Rule 2a-7 diversification requirements are not specifically applicable to the Tax-Exempt Portfolio, pursuant to the Portfolio's investment restrictions, the Portfolio will not invest more than 5% of its assets (measured at the time of acquisition) in securities of any one issuer (except U.S. Government securities). See "Investment Restrictions" in the Statement of Additional Information.


PURCHASE OF SHARES


Shares of each Portfolio of the Fund are sold at net asset value through approximately 135 selected financial services firms, such as broker-dealers and banks ("firms"). Investors must indicate the Portfolio in which they wish to invest. The Fund has established a minimum initial investment for each Portfolio of $1,000 and $100 for subsequent investments, but these minimums may be changed at any time in management's discretion. Firms offering Fund shares may set higher minimums for accounts they service and may change such minimums at their discretion.



The Fund seeks to have its Portfolios as fully invested as possible at all times in order to achieve maximum income. Since each Portfolio will be investing in instruments that normally require immediate payment in Federal Funds (monies credited to a bank's account with its regional Federal Reserve Bank), the Fund has adopted procedures for the convenience of its shareholders and to ensure that each Portfolio receives investable funds. Orders for purchase of shares of a Portfolio received by wire transfer in the form of Federal Funds will be effected at the next determined net asset value. Shares purchased by wire will receive that day's dividend if effected at or prior to the 1:00 p.m. Chicago time net asset value determination for the Money Market and the Government Securities Portfolios and at or prior to the 11:00 a.m. Chicago time net asset value determination for the Tax-Exempt Portfolio, otherwise such shares will receive the dividend for the next business day. Orders for purchase accompanied by a check or other negotiable bank draft will be accepted and effected as of 3:00 p.m. Chicago time on the next business day following receipt and such shares will receive the dividend for the business day following the day the purchase is effected. If an order is accompanied by a check drawn on a foreign bank, funds must normally be collected on such check before shares will be purchased. See "Purchase and Redemption of Shares" in the Statement of Additional Information.

If payment is wired in Federal Funds, the payment should be directed to State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, the sub-custodian for the Fund. If payment is to be wired, call the firm from which you received this prospectus for proper instructions.


CLIENTS OF FIRMS. Firms provide varying arrangements for their clients with respect to the purchase and redemption of Fund shares and the confirmation thereof and may arrange with their clients for other investment or administrative services. Such firms are responsible for the prompt transmission of purchase and redemption orders. Some firms may establish higher minimum investment requirements than set forth above. Such firms may independently establish and charge additional amounts to their clients for their services, which charges would reduce their clients' yield or return. Firms may also hold Fund shares in nominee or street name as agent for and on behalf of their clients. In such instances, the Fund's transfer agent will have no information with respect to or control over the accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their firm. Certain of these firms may receive compensation from the Fund's Shareholder Service Agent for recordkeeping and other expenses relating to these nominee accounts. In addition, certain privileges with respect to the purchase and redemption of shares (such as check writing redemptions) or the reinvestment of dividends may not be available through such firms or may only be available subject to certain conditions or limitations. Some firms may participate in a program allowing them access to their clients' accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends. The prospectus should be read in connection with such firm's material regarding its fees and services.

OTHER INFORMATION. The Fund reserves the right to withdraw all or any part of the offering made by this prospectus or to reject purchase orders. The Fund also reserves the right at any time to waive or increase the minimum investment requirements. All orders to purchase shares of a Portfolio are subject to acceptance by the Fund and are not binding until confirmed or accepted in writing. Any purchase which would result in total account balances for a single shareholder in excess of $3 million is subject to prior approval by the Fund. Share certificates are issued only on request to the Fund. A $10 service fee will be charged when a check for the purchase of shares is returned because of insufficient or uncollected funds or a stop payment order. Firms may charge different service fees.

Shareholders should direct their inquiries to the firm from which they received this prospectus or to Kemper Service Company, the Fund's Shareholder Service Agent, 811 Main Street, Kansas City, Missouri 64105-2005.

REDEMPTION OF SHARES


GENERAL. Upon receipt by the Shareholder Service Agent of a request in the form described below, shares of a Portfolio will be redeemed by the Fund at the next determined net asset value. If processed at 3 p.m. Chicago time, the shareholder will receive that day's dividend. A shareholder may use either the regular or expedited redemption procedures. Shareholders who redeem all their shares of a Portfolio will receive the net asset value of such shares and all declared but unpaid dividends on such shares.


If shares of a Portfolio to be redeemed were purchased by check or through an Automated Clearing House ("ACH") transaction, the Fund may delay transmittal of redemption proceeds until it has determined that collected funds have been received for the purchase of such shares, which will be up to 15 days from receipt by the Fund of the purchase amount. Shareholders may not use expedited redemption procedures (wire transfer or Redemption Check) until the shares being redeemed have been owned for at least 15 days, and shareholders may not use such procedures to redeem shares held in certificated form. There is no delay when shares being redeemed were purchased by wiring Federal Funds.

If shares being redeemed were acquired from an exchange of shares of a mutual fund that were offered subject to a contingent deferred sales charge as described in the prospectus for that other fund, the redemption of such shares by the Fund may be subject to a contingent deferred sales charge as explained in such prospectus.


Shareholders can request the following telephone privileges: expedited wire transfer redemptions, ACH transactions and exchange transactions for individual and institutional accounts and pre-authorized telephone redemption transactions for certain institutional accounts. Shareholders may choose these privileges on the account application or by contacting the Shareholder Service Agent for appropriate instructions. Please note that the telephone exchange privilege is automatic unless the shareholder refuses it on the account application. The Fund or its agents may be liable for any losses, expenses or costs arising out of fraudulent or unauthorized telephone requests pursuant to these privileges, unless the Fund or its agents reasonably believe, based upon reasonable verification procedures, that the telephonic instructions are genuine. The SHAREHOLDER WILL BEAR THE RISK OF LOSS, including loss resulting from fraudulent or unauthorized transactions, as long as the reasonable verification procedures are followed. The verification procedures include recording instructions, requiring certain identifying information before acting upon instructions and sending written confirmations.


Because of the high cost of maintaining small accounts, the Fund reserves the right to redeem an account that falls below the minimum investment level, currently $1,000. A shareholder will be notified in writing and will be allowed 60 days to make additional purchases to bring the account value up to the minimum investment level before the Fund redeems the shareholder account.

Firms provide varying arrangements for their clients to redeem Fund shares. Such firms may independently establish minimums and maximums and charge additional amounts to their clients for such services.

REGULAR REDEMPTIONS. Shareholders should contact the firm through which shares were purchased for redemption instructions. However, when shares are held for the account of a shareholder by the Fund's transfer agent, the shareholder may redeem them by sending a written request with signatures guaranteed to the Shareholder Service Agent, P.O. Box 419153, Kansas City, Missouri 64141-6153. When certificates for shares have been issued, they must be mailed to or deposited with the Shareholder Service Agent, along with a duly endorsed stock power and accompanied by a written request for redemption. Redemption requests and a stock power must be endorsed by the account holder with signatures guaranteed by a commercial bank, trust company, savings and loan association, federal savings bank, member firm of a national securities exchange or other eligible financial institution. The redemption request and stock power must be signed exactly as the account is registered including any special capacity of the registered owner. Additional documentation may be requested, and a signature guarantee is normally required, from institutional and fiduciary account holders, such as corporations, custodians (e.g., under the Uniform Transfers to Minors Act), executors, administrators, trustees, or guardians.


TELEPHONE REDEMPTIONS. If the proceeds of the redemption are $50,000 or less and the proceeds are payable to the shareholder of record at the address of record, normally a telephone request or a written request by any one account holder without a signature guarantee is sufficient for redemptions by individual or joint account holders, and trust, executor and guardian account holders (excluding custodial accounts for gifts and transfers to minors) provided the trustee, executor or guardian is named in the account registration. Other institutional account holders and guardian account holders of custodial accounts for gifts and transfers to minors may exercise this special privilege of redeeming shares by telephone request or written request without signature guarantee subject to the same conditions as individual account holders and subject to the limitations on liability described under "General" above, provided that this privilege has been pre-authorized by the institutional account holder or guardian account holder by written instruction to the Shareholder Service Agent with signatures guaranteed. Shares purchased by check or through an ACH transaction may not be redeemed under this privilege of redeeming shares by telephone request until such shares have been owned for at least 15 days. This privilege of redeeming shares by telephone request or by written request without a signature guarantee may not be used to redeem shares held in certificated form and may not be used if the shareholder's account has had an address change within 30 days of the redemption request. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the telephone redemption privilege, although investors can still redeem by mail. The Fund reserves the right to terminate or modify this privilege at any time.


EXPEDITED WIRE TRANSFER REDEMPTIONS. If the account holder has given authorization for expedited wire redemption to the account holder's brokerage or bank account, shares can be redeemed and proceeds sent by a federal wire transfer to a single previously designated account. Requests received by the Shareholder Service Agent prior to 11:00 a.m. Chicago time will result in shares being redeemed that day and normally the proceeds will be sent to the designated account that day. Once authorization is on file, the Shareholder Service Agent will honor requests by telephone or in writing, subject to the limitations on liability described under "General" above. The Fund is not responsible for the efficiency of the federal wire system or the account holder's financial services firm or bank. The Fund currently does not charge the account holder for wire transfers. The account holder is responsible for any charges imposed by the account holder's firm or bank. There is a $1,000 wire redemption minimum. To change the designated account to receive wire redemption proceeds, contact the firm through which shares of the Fund were purchased or send a written request to the Shareholder Service Agent with signatures guaranteed as described above. Shares purchased by check or through an ACH transaction may not be redeemed by wire transfer until the shares have been owned for at least 15 days. Account holders may not use this procedure to redeem shares held in certificated form. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the expedited redemption privilege. The Fund reserves the right to terminate or modify this privilege at any time.

EXPEDITED REDEMPTIONS BY DRAFT. Upon request, shareholders will be provided with drafts to be drawn on the Fund ("Redemption Checks"). These Redemption Checks may be made payable to the order of any person for not more than $5 million. Shareholders should not write Redemption Checks in an amount less than $250 since a $10 service fee will be charged as described below. When a Redemption Check is presented for payment, a sufficient number of full and fractional shares in the shareholder's account will be redeemed as of the next determined net asset value to cover the amount of the Redemption Check. This will enable the shareholder to continue earning dividends until the Fund receives the Redemption Check. A shareholder wishing to use this method of redemption must complete and file an Account Information Form which is available from the Fund or firms through which shares were purchased. Redemption Checks should not be used to close an account since the account normally includes accrued but unpaid dividends. The Fund reserves the right to terminate or modify this privilege at any time. This privilege may not be available through some firms that distribute shares of the Fund. In addition, firms may impose minimum balance requirements in order to obtain this feature. Firms may also impose fees to investors for this privilege or, if approved by the Fund, establish variations of minimum check amounts.

Unless one signer is authorized on the Account Information Form, Redemption Checks must be signed by all account holders. Any change in the signature authorization must be made by written notice to the Shareholder Service Agent. Shares purchased by check or through an ACH transaction may not be redeemed by Redemption Check until the shares have been on the Fund's books for at least 15 days. Shareholders may not use this procedure to redeem shares held in certificated form. The Fund reserves the right to terminate or modify this privilege at any time.

The Fund may refuse to honor Redemption Checks whenever the right of redemption has been suspended or postponed, or whenever the account is otherwise impaired. A $10 service fee will be charged when a Redemption Check is presented to redeem Fund shares in excess of the value of a Fund account or in an amount less than $250; when a Redemption Check is presented that would require redemption of shares that were purchased by check or ACH transaction within 15 days; or when "stop payment" of a Redemption Check is requested. Firms may charge different service fees.

SPECIAL FEATURES


Certain firms that offer shares of the Fund also provide special redemption features through charge or debit cards, Automatic Teller Machines and checks that redeem Fund shares. Various firms have different charges for their services. Shareholders should obtain information from their firm with respect to any special redemption features, applicable charges, minimum balance requirements and special rules of the cash management program being offered.



Information about Tax Sheltered Retirement Programs, Systematic Withdrawal Programs, the Exchange Privilege and Electronic Funds Transfer Programs is contained in the Statement of Additional Information; and further information may be obtained without charge from KDI.


DIVIDENDS AND TAXES

Dividends are declared daily and paid monthly. Shareholders may select one of the following ways to receive dividends.

1. REINVEST DIVIDENDS at net asset value into additional shares of the same Portfolio. Dividends are normally reinvested on the 15th of each month if a business day, otherwise on the next business day. Dividends will be reinvested unless the shareholder elects to receive them in cash.

2. RECEIVE DIVIDENDS IN CASH, if so requested. Checks will be mailed monthly to the shareholder or any person designated by the shareholder.

TAXABLE PORTFOLIOS. The Money Market Portfolio and the Government Securities Portfolio each intend to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code") and, if so qualified, will not be subject to federal income taxes to the extent its earnings are distributed. Dividends derived from interest and short-term capital gains are taxable as ordinary income whether received in cash or reinvested in additional shares. Dividends from these Portfolios do not qualify for the dividends received deduction available to corporate shareholders.

TAX-EXEMPT PORTFOLIO. The Tax-Exempt Portfolio intends to continue to qualify under the Code as a regulated investment company and, if so qualified, will not be liable for federal income taxes to the extent its earnings are distributed. This Portfolio also intends to meet the requirements of the Code applicable to regulated investment companies distributing tax-exempt interest dividends and, accordingly, dividends representing net interest received on Municipal Securities will not be includable by shareholders in their gross income for federal income tax purposes, except to the extent such interest is subject to the alternative minimum tax as discussed below. Dividends representing taxable net investment income (such as net interest income from temporary investments in obligations of the U.S. Government) and net short-term capital gains, if any, are taxable to shareholders as ordinary income.

Net interest on certain "private activity bonds" issued on or after August 8, 1986 is treated as an item of tax preference and may, therefore, be subject to both the individual and corporate alternative minimum tax. To the extent provided by regulations to be issued by the Secretary of the Treasury, exempt-interest dividends from the Tax-Exempt Portfolio are to be treated as interest on private activity bonds in proportion to the interest income the Portfolio receives from private activity bonds, reduced by allowable deductions. For the

1994 calendar year, 9% of the net interest income of the Tax-Exempt Portfolio was derived from "private activity bonds."


Exempt-interest dividends, except to the extent of interest from "private activity bonds," are not treated as a tax preference item. For a corporate shareholder, however, such dividends will be included in determining such corporate shareholder's "adjusted current earnings." Seventy-five percent of the excess, if any, of "adjusted current earnings" over the corporate shareholder's other alternative minimum taxable income with certain adjustments will be a tax preference item. Corporate shareholders are advised to consult their tax advisers with respect to alternative minimum tax consequences.

Shareholders will be required to disclose on their federal income tax returns the amount of tax-exempt interest earned during the year, including exempt-interest dividends received from the Tax-Exempt Portfolio.


Individuals whose modified income exceeds a base amount will be subject to federal income tax on up to 85% of their Social Security benefits. Modified income includes adjusted gross income, tax-exempt interest, including exempt-interest dividends from the Tax-Exempt Portfolio and 50% of Social Security benefits. Individuals are advised to consult their tax advisers with respect to the taxation of Social Security benefits.


The tax exemption of dividends from the Tax-Exempt Portfolio for federal income tax purposes does not necessarily result in exemption under the income or other tax laws of any state or local taxing authority. The laws of the several states and local taxing authorities vary with respect to the taxation of such income and shareholders of the Portfolio are advised to consult their own tax adviser as to the status of their accounts under state and local tax laws.

THE FUND. Dividends declared in October, November or December to shareholders of record as of a date in one of those months and paid during the following January are treated as paid on December 31 of the calendar year in which declared for federal income tax purposes. The Fund may adjust its schedule for dividend reinvestment for the month of December to assist it in complying with reporting and minimum distribution requirements contained in the Code.

Each Portfolio is required by law to withhold 31% of taxable dividends paid to certain shareholders who do not furnish a correct taxpayer identification number (in the case of individuals a social security number) and in certain other circumstances. Trustees of qualified retirement plans and 403(b)(7) accounts are required by law to withhold 20% of the taxable portion of any distribution that is eligible to be "rolled over." The 20% withholding requirement does not apply to distributions from Individual Retirement Accounts (IRAs) or any part of a distribution that is transferred directly to another qualified retirement plan, 403(b)(7) account, or IRA. Shareholders should consult their tax advisers regarding the 20% withholding requirement.

Shareholders normally will receive monthly confirmations of dividends and of purchase and redemption transactions except that confirmations of dividend reinvestment for IRAs and other fiduciary accounts for which Investors Fiduciary Trust Company serves as trustee will be sent quarterly. Firms may provide varying arrangements with their clients with respect to confirmations (see "Purchase of Shares -- Clients of Firms"). Tax information will be provided annually. Shareholders are encouraged to retain copies of their account confirmation statements or year-end statements for tax reporting purposes. However, those who have incomplete records may obtain historical account transaction information at a reasonable fee.


INVESTMENT MANAGER AND SHAREHOLDER SERVICES


INVESTMENT MANAGER. Kemper Financial Services, Inc. ("KFS"), 120 South LaSalle Street, Chicago, Illinois 60603, is the investment manager of the Fund and provides the Fund with continuous professional investment supervision. KFS is one of the largest investment managers in the country and has been engaged in the management of investment funds for more than forty-five years. KFS and its affiliates provide investment advice and manage investment portfolios for the Kemper Funds, the Kemper insurance companies, Kemper Corporation and other corporate, pension, profit-sharing and individual accounts representing approximately $63 billion under management, including $13 billion in money market fund assets. KFS acts as investment manager for 26 open-end and seven closed-end investment companies, with 64 separate investment portfolios, representing more than 3 million shareholder accounts. KFS is a wholly-owned subsidiary of Kemper Financial Companies, Inc., which is a financial services holding company that is more than 99% owned by Kemper Corporation ("Kemper"), a diversified insurance and financial services holding company.



Kemper has entered into a definitive agreement with an investor group led by Zurich Insurance Company ("Zurich") pursuant to which Kemper would be acquired by the investor group in a merger transaction. As part of the transaction, Zurich or an affiliate would purchase KFS. The Kemper and Zurich boards have approved the transaction. In addition, because the transaction would constitute an assignment of the Fund's investment management agreement with KFS and potentially, Rule 12b-1 agreement under the Investment Company Act of 1940, and therefore a termination of such agreements, KFS has received approval of new agreements from the Fund's board and shareholders. Consummation of the transaction is subject to remaining contingencies, including state insurance department regulatory approvals. The investor group has informed Kemper that it expects the transaction to close early in 1996.



Responsibility for overall management of the Fund rests with its Board of Trustees and officers. Professional investment supervision is provided by KFS. The investment management agreement provides that KFS shall act as the Fund's investment adviser, manage its investments and provide it with various services and facilities. For the services and facilities furnished to the Money Market and Government Securities Portfolios, the Fund pays KFS an annual investment management fee, payable monthly, on a graduated basis ranging from .22% of the first $500 million of combined average daily net assets of such Portfolios to
 .15% of combined average daily net assets of such Portfolios over $3 billion. For the services and facilities furnished to the Tax-Exempt Portfolio, the Fund pays KFS an annual investment management fee, payable monthly, on a graduated basis ranging from .22% of the first $500 million of average daily net assets of such Portfolio to .15% of average daily net assets of such Portfolio over $3 billion.



DISTRIBUTOR AND ADMINISTRATOR. Pursuant to an administration, shareholder services and distribution agreement and an underwriting agreement (collectively "distribution agreement"), Kemper Distributors, Inc. ("KDI"), 120 South LaSalle Street, Chicago, Illinois 60603, an affiliate of KFS, serves as primary administrator, distributor and principal underwriter to the Fund to provide information and services for existing and potential shareholders. Before February 1, 1995, KFS was the primary administrator, distributor and underwriter for the Fund. The distribution agreement provides that KDI shall appoint various financial services firms, such as broker-dealers or banks, to provide cash management services for their customers or clients through the Fund. The firms are to provide such office space and equipment, telephone facilities, personnel and literature distribution as is necessary or appropriate for providing information and services to the firms' clients. For its services under the distribution agreement, KDI receives annual fees, payable monthly, of .38% of average daily net assets from the Money Market and Government Securities Portfolios and .33% of average daily net assets from the Tax-Exempt Portfolio. Expenditures by KDI on behalf of the Portfolios need not be made on the same basis that such fees are allocated. The fees are accrued daily as an expense of the Portfolios. As principal underwriter for the Fund, KDI acts as agent of the Fund in the sale of its shares.



KDI has related services agreements with various broker-dealer firms to provide cash management and other services for Fund shareholders. KDI also has services agreements with banking firms to provide such services, except for certain underwriting or distribution services that the banks may be prohibited from providing under the Glass-Steagall Act, for their clients who wish to invest in the Fund. If the Glass-Steagall Act should prevent banking firms from acting in any capacity or providing any of the described services, management will consider what action, if any, is appropriate. Management does not believe that termination of a relationship with a bank would result in any material adverse consequences to the Fund. Banks or other financial services firms may be subject to various state laws regarding the services described above and may be required to register as dealers pursuant to state law. KDI normally pays such firms at annual rates ranging from .15% to .40% of average daily net assets of those accounts in the Money Market and Government Securities Portfolios that they maintain and service and ranging from .15% to .33% of average daily net assets of those accounts in the Tax-Exempt Portfolio that they maintain and service. KDI may in its discretion pay certain firms additional amounts. KDI may elect to keep a portion of the total distribution fee to compensate itself for functions performed for the Fund or to pay for sales materials or other promotional activities. Since the distribution agreement provides for fees that are used by KDI to pay for distribution and administration services, the distribution agreement along with the related services agreement and the plan contained therein are approved and reviewed in accordance with Rule 12b-1 under the Investment Company Act of 1940, which regulates the manner in which an investment company may, directly or indirectly, bear the expenses of distributing its shares.



Since the fees payable to KDI under the distribution agreement are based upon percentages of the average daily net assets of the Portfolios as provided above and not upon the actual expenditures of KDI, the expenses of KDI, which may include overhead expense, may be more or less than the fees received by it under the distribution agreement. For example, during the fiscal year ended July 31, 1995, KDI (or KFS as predecessor to KDI) incurred expenses under the distribution agreement of approximately $24,203,000 while it received from the Money Market Portfolio, the Government Securities Portfolio and the Tax-Exempt Portfolio, $13,132,000, $6,088,000 and $3,574,000, respectively, for an aggregate fee under the distribution agreement of $22,794,000. If the distribution agreement is terminated in accordance with its terms, the obligation of the Fund to make payments to KDI pursuant to the distribution agreement will cease and the Fund will not be required to make any payments past the termination date. Thus, there is no legal obligation for the Fund to pay any expenses incurred by KDI in excess of its fees under the distribution agreement, if for any reason the distribution agreement is terminated in accordance with its terms. Future fees under the distribution agreement may or may not be sufficient to reimburse KDI for its cumulative expenses incurred.



CUSTODIAN, TRANSFER AGENT AND SHAREHOLDER SERVICE AGENT. Investors Fiduciary Trust Company ("IFTC"), 127 West 10th Street, Kansas City, Missouri 64105, as custodian, and State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, as sub-custodian, have custody of all securities and cash of the Fund. They attend to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by the Fund. IFTC also is the Fund's transfer and dividend-paying agent. Pursuant to a services agreement with IFTC, Kemper Service Company, 811 Main Street, Kansas City, Missouri 64105, an affiliate of KFS, serves as Shareholder Service Agent of the Fund.


PERFORMANCE


The Fund may advertise several types of performance information for a Portfolio, including "yield," "effective yield" and, for the Tax-Exempt Portfolio only, "tax equivalent yield." Each of these figures is based upon historical earnings and is not representative of the future performance of a Portfolio. The yield of a Portfolio refers to the net investment income generated by a hypothetical investment in the Portfolio over a specific seven-day period. This net investment income is then annualized, which means that the net investment income generated during the seven-day period is assumed to be generated each week over an annual period and is shown as a percentage of the investment. The effective yield is calculated similarly, but the net investment income earned by the investment is assumed to be compounded weekly when annualized. The effective yield will be slightly higher than the yield due to this compounding effect. Tax equivalent yield is the yield that a taxable investment must generate in order to equal the Tax-Exempt Portfolio's yield for an investor in a stated federal income tax bracket (normally assumed to be the maximum tax rate). Tax equivalent yield is based upon, and will be higher than, the portion of the Tax-Exempt Portfolio's yield that is tax-exempt.


The performance of a Portfolio may be compared to that of other money market mutual funds or mutual fund indexes as reported by independent mutual fund reporting services such as Lipper Analytical Services, Inc. A Portfolio's performance and its relative size also may be compared to other money market mutual funds as reported by IBC/Donoghue's Money Fund Report(R) or Money Market Insight(R), reporting services on money market funds. Investors may want to compare a Portfolio's performance to that of various bank products as reported by BANK RATE MONITOR(TM), a financial reporting service that weekly publishes average rates of bank and thrift institution money market deposit accounts and interest bearing checking accounts or various certificate of deposit indexes. The performance of a Portfolio also may be compared to that of U.S. Treasury bills and notes. Certain of these alternative investments may offer fixed rates of return and guaranteed principal and may be insured. In addition, investors may want to compare a Portfolio's performance to the Consumer Price Index either directly or by calculating its "real rate of return," which is adjusted for the effects of inflation.



Information may be quoted from publications such as Morningstar, Inc., The Wall Street Journal, Money Magazine, Forbes, Barron's, Fortune, The Chicago Tribune, USA Today, Institutional Investor and Registered Representative. The Fund may also describe its portfolio holdings and depict its size or relative size compared to other mutual funds, the number and make-up of its shareholder base and other descriptive factors concerning the Fund.


Each Portfolio's yield will fluctuate. Shares of the Fund are not insured. Additional information concerning each Portfolio's performance appears in the Statement of Additional Information.

CAPITAL STRUCTURE

The Fund is an open-end, diversified, management investment company, organized as a business trust under the laws of Massachusetts on August 9, 1985. Effective November 29, 1985, the Money Market and Government Securities Portfolios pursuant to a reorganization succeeded to the assets and liabilities of the two Portfolios of Cash Equivalent Fund, Inc., a Maryland corporation organized on February 2, 1979. The Money Market and Government Securities Portfolios commenced operations on March 16, 1979 and December 1, 1981, respectively. Effective October 14, 1988, the Tax-Exempt Portfolio succeeded to the assets and liabilities of Tax-Exempt Money Market Fund, a Massachusetts business trust organized October 25, 1985. Effective January 31, 1986, Tax-Exempt Money Market Fund succeeded to the assets and liabilities of Tax-Exempt Money Market Fund, Inc., a Maryland corporation that was organized January 27, 1982 and commenced operations on July 9, 1982. The Fund may issue an unlimited number of shares of beneficial interest in one or more series ("Portfolios"), all having no par value. While only shares of the three previously described Portfolios are presently being offered, the Board of Trustees may authorize the issuance of additional Portfolios if deemed desirable. Since the Fund offers multiple Portfolios, it is known as a "series company." Shares of each Portfolio have equal noncumulative voting rights and equal rights with respect to dividends, assets and liquidation of such Portfolio. Shares are fully paid and nonassessable when issued, are transferable without restriction and have no preemptive or conversion rights. The Fund is not required to hold annual shareholders' meetings and does not intend to do so. However, it will hold special meetings as required or deemed desirable for such purposes as electing trustees, changing fundamental policies or approving an investment management agreement. Subject to the Agreement and Declaration of Trust of the Fund, shareholders may remove trustees. Shareholders will vote by Portfolio and not in the aggregate except when voting in the aggregate is required under the 1940 Act, such as for the election of trustees.

                                         Cash Equivalent
                                         Fund
                                         Prospectus

                                         November 24, 1995



     CEF PRO 11/95   (LOGO)printed on recycled paper

                              CASH EQUIVALENT FUND

                             CROSS-REFERENCE SHEET
                       BETWEEN ITEMS ENUMERATED IN PART B
              OF FORM N-1A AND STATEMENT OF ADDITIONAL INFORMATION

                     ITEM NUMBER                            LOCATION IN STATEMENT OF
                    OF FORM N-1A                             ADDITIONAL INFORMATION
                    ------------                            ------------------------
10.   Cover Page...............................   Cover Page
11.   Table of Contents........................   Table of Contents
12.   General Information and History..........   Inapplicable
13.   Investment Objectives and Policies.......   Investment Restrictions; Municipal
                                                  Securities; Appendix--Ratings of Investments
14.   Management of the Fund...................   Investment Manager and Shareholder Services;
                                                  Officers and Trustees
15.   Control Persons and Principal Holders of
      Securities...............................   Officers and Trustees
16.   Investment Advisory and Other Services...   Investment Manager and Shareholder Services;
                                                  Officers and Trustees
17.   Brokerage Allocation and Other
      Practices................................   Portfolio Transactions
18.   Capital Stock and Other Securities.......   Shareholder Rights
19.   Purchase, Redemption and Pricing of
      Securities Being Offered.................   Purchase and Redemption of Shares; Dividends
                                                  Net Asset Value, and Taxes
20.   Tax Status...............................   Dividends, Net Asset Value and Taxes
21.   Underwriters.............................   Investment Manager and Shareholder Services
22.   Calculation of Performance Data..........   Performance
23.   Financial Statements.....................   Financial Statements

                      STATEMENT OF ADDITIONAL INFORMATION

                               NOVEMBER 24, 1995


                              CASH EQUIVALENT FUND
               120 SOUTH LASALLE STREET, CHICAGO, ILLINOIS 60603
                                 1-800-231-8568


This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus of Cash Equivalent Fund (the "Fund") dated November 24, 1995. The prospectus may be obtained without charge from the Fund.


                               ------------------

                               TABLE OF CONTENTS


                                                                           PAGE
                                                                           ----
            Investment Restrictions.......................................  B-1
            Municipal Securities..........................................  B-3
            Investment Manager and Shareholder Services...................  B-4
            Portfolio Transactions........................................  B-8
            Purchase and Redemption of Shares.............................  B-8
            Dividends, Net Asset Value and Taxes..........................  B-9
            Performance...................................................  B-10
            Officers and Trustees.........................................  B-14
            Special Features..............................................  B-16
            Shareholder Rights............................................  B-18
            Appendix--Ratings of Investments..............................  B-20



The financial statements appearing in the Fund's 1995 Annual Report to Shareholders are incorporated herein by reference. The Fund's Annual Report accompanies this Statement of Additional Information.



CEF-33 11/95                                     (LOGO)printed on recycled paper

INVESTMENT RESTRICTIONS

The Fund has adopted for the Money Market Portfolio, the Government Securities Portfolio and the Tax-Exempt Portfolio certain investment restrictions which, together with the investment objective and policies of each Portfolio, cannot be changed for a Portfolio without approval by holders of a majority of its outstanding voting shares. As defined in the Investment Company Act of 1940, this means the lesser of the vote of (a) 67% of the shares of the Portfolio present at a meeting where more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the outstanding shares of the Portfolio.

THE MONEY MARKET PORTFOLIO AND THE GOVERNMENT SECURITIES PORTFOLIO individually may not:

(1) Purchase securities or make investments other than in accordance with its investment objective and policies.

(2) Purchase securities of any issuer (other than obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of the value of the Portfolio's assets would be invested in securities of that issuer.

(3) Purchase, in the aggregate with all other Portfolios, more than 10% of any class of securities of any issuer. All debt securities and all preferred stocks are each considered as one class.

(4) Invest more than 5% of the Portfolio's total assets in securities of issuers (other than obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities) which with their predecessors have a record of less than three years continuous operation.

(5) Enter into repurchase agreements if, as a result thereof, more than 10% of the Portfolio's total assets valued at the time of the transaction would be subject to repurchase agreements maturing in more than seven days.

(6) Make loans to others (except through the purchase of debt obligations or repurchase agreements in accordance with its investment objective and policies).

(7) Borrow money except as a temporary measure for extraordinary or emergency purposes and then only in an amount up to one-third of the value of its total assets, in order to meet redemption requests without immediately selling any money market instruments (any such borrowings under this section will not be collateralized). If, for any reason, the current value of the Portfolio's total assets falls below an amount equal to three times the amount of its indebtedness from money borrowed, the Portfolio will, within three business days, reduce its indebtedness to the extent necessary. The Portfolio will not borrow for leverage purposes.

(8) Make short sales of securities, or purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions.

(9) Write, purchase or sell puts, calls or combinations thereof.

(10) Concentrate more than 25% of the value of the Portfolio's assets in any one industry; provided, however, that the Portfolio reserves freedom of action to invest up to 100% of its assets in certificates of deposit or bankers' acceptances or U.S. Government securities in accordance with its investment objective and policies.

(11) Purchase or retain the securities of any issuer if any of the officers, trustees or directors of the Fund or its investment adviser owns beneficially more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer.

(12) Invest more than 5% of the Portfolio's total assets in securities restricted as to disposition under the federal securities laws (except commercial paper issued under Section 4(2) of the Securities Act of 1933).

(13) Invest for the purpose of exercising control or management of another issuer.

(14) Invest in commodities or commodity futures contracts or in real estate, although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.

(15) Invest in interests in oil, gas or other mineral exploration or development programs, although it may invest in the securities of issuers which invest in or sponsor such programs.

(16) Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets.

(17) Underwrite securities issued by others except to the extent the Portfolio may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities.

(18) Issue senior securities as defined in the Investment Company Act of 1940.

THE TAX-EXEMPT PORTFOLIO may not:

(1) Purchase securities or make investments other than in accordance with its investment objective and policies.

(2) Purchase securities (other than securities of the U.S. Government, its agencies or instrumentalities) if as a result of such purchase more than 25% of the Portfolio's total assets would be invested in any industry or in any one state, nor may it enter into a repurchase agreement if more than 10% of its assets would be subject to repurchase agreements maturing in more than seven days.

(3) Purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities) if as a result more than 5% of the value of the Portfolio's assets would be invested in the securities of such issuer. For purposes of this limitation, the Portfolio will regard the entity which has the primary responsibility for the payment of interest and principal as the issuer.

(4) Invest more than 5% of the Portfolio's total assets in industrial development bonds sponsored by companies which with their predecessors have less than three years' continuous operation.

(5) Make loans to others (except through the purchase of debt obligations or repurchase agreements in accordance with its investment objective and policies).

(6) Borrow money except from banks for temporary purposes (but not for the purpose of purchase of investments) and then only in an amount not to exceed one-third of the value of the Portfolio's total assets (including the amount borrowed) in order to meet redemption requests which otherwise might result in the untimely disposition of securities; or pledge the Portfolio's securities or receivables or transfer or assign or otherwise encumber them in an amount to exceed 10% of the Portfolio's net assets to secure borrowings. Reverse repurchase agreements made by the Portfolio are permitted within the limitations of this paragraph. The Portfolio will not purchase securities or make investments while reverse repurchase agreements or borrowings are outstanding.

(7) Make short sales of securities or purchase securities on margin, except to obtain such short-term credits as may be necessary for the clearance of transactions.

(8) Write, purchase or sell puts, calls or combinations thereof, although the Portfolio may purchase Municipal Securities subject to Standby Commitments, Variable Rate Demand Notes or Repurchase Agreements in accordance with its investment objective and policies.

(9) Purchase or retain the securities of any issuer if any of the officers, trustees or directors of the Fund or its investment adviser owns beneficially more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer.

(10) Invest more than 5% of the Portfolio's total assets in securities restricted as to disposition under the federal securities laws.

(11) Invest for the purpose of exercising control or management of another issuer.

(12) Invest in commodities or commodity futures contracts or in real estate except that the Portfolio may invest in Municipal Securities secured by real estate or interests therein.

(13) Invest in interests in oil, gas or other mineral exploration or development programs, although it may invest in Municipal Securities of issuers which invest in or sponsor such programs.

(14) Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets.

(15) Underwrite securities issued by others except to the extent the Portfolio may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities.

(16) Issue senior securities as defined in the Investment Company Act of 1940.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation. The Portfolios did not borrow money as permitted by investment restriction number 7 (Money Market and Government Securities Portfolios) and number 6 (Tax-Exempt Portfolio), in the latest fiscal year of the Fund, and they have no present intention of borrowing during the coming year. In any event, borrowings would only be made as permitted by such restrictions. The Tax-Exempt Portfolio may invest more than 25% of its total assets in industrial development bonds.

MUNICIPAL SECURITIES


Municipal Securities that the Tax-Exempt Portfolio may purchase include, without limitation, debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works. Other public purposes for which Municipal Securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to loan to other public institutions and facilities.


Municipal Securities, such as industrial development bonds, are issued by or on behalf of public authorities to obtain funds for purposes including privately operated airports, housing, conventions, trade shows, ports, sports, parking or pollution control facilities or for facilities for water, gas, electricity or sewage and solid waste disposal. Such obligations, which may include lease arrangements, are included within the term Municipal Securities if the interest paid thereon qualifies as exempt from federal income tax. Other types of industrial development bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute Municipal Securities, although current federal tax laws place substantial limitations on the size of such issues.

Municipal Securities generally are classified as "general obligation" or "revenue." General obligation notes are secured by the issuer's pledge of its full credit and taxing power for the payment of principal and interest. Revenue notes are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Industrial development bonds which are Municipal Securities are in most cases revenue bonds and generally do not constitute the pledge of the credit of the issuer of such bonds.

Examples of Municipal Securities that are issued with original maturities of one year or less are short-term tax anticipation notes, bond anticipation notes, revenue anticipation notes, construction loan notes, pre-refunded municipal bonds, warrants and tax-free commercial paper.


Tax anticipation notes typically are sold to finance working capital needs of municipalities in anticipation of receiving property taxes on a future date. Bond anticipation notes are sold on an interim basis in anticipation of a municipality issuing a longer term bond in the future. Revenue anticipation notes are issued in expectation of receipt of other types of revenue such as those available under the Federal Revenue Sharing Program. Construction loan notes are instruments insured by the Federal Housing Administration with permanent financing by "Fannie Mae" (the Federal National Mortgage Association) or "Ginnie Mae" (the Government National Mortgage Association) at the end of the project construction period. Pre-refunded municipal bonds are bonds that are not yet refundable, but for which securities have been placed in escrow to refund an original municipal bond issue when it becomes refundable. Tax-free commercial paper is an unsecured promissory obligation issued or guaranteed by a municipal issuer. The Tax-Exempt Portfolio may purchase other Municipal Securities similar to the foregoing, that are or may become available, including securities issued to pre-refund other outstanding obligations of municipal issuers.


The federal bankruptcy statutes relating to the adjustments of debts of political subdivisions and authorities of states of the United States provide that, in certain circumstances, such subdivisions or authorities may be authorized to initiate bankruptcy proceedings without prior notice to or consent of creditors, which proceedings could result in material adverse changes in the rights of holders of obligations issued by such subdivisions or authorities.

Litigation challenging the validity under state constitutions of present systems of financing public education has been initiated or adjudicated in a number of states, and legislation has been introduced to effect changes in public school finances in some states. In other instances there has been litigation challenging the issuance of pollution control revenue bonds or the validity of their issuance under state or federal law which ultimately could affect the validity of those Municipal Securities or the tax-free nature of the interest thereon.

INVESTMENT MANAGER AND SHAREHOLDER SERVICES

INVESTMENT MANAGER. Kemper Financial Services, Inc. ("KFS") is the Fund's investment manager. There is one investment management agreement for the Money Market Portfolio and the Government Securities Portfolio and a separate investment management agreement for the Tax-Exempt Portfolio. These agreements are substantially the same except that the graduated fee schedule under a particular agreement is applied only to the Portfolio or Portfolios subject to that agreement and the expense limitations contained in the agreements are different. Pursuant to the investment management agreements, KFS acts as the Fund's investment adviser, manages its investments, administers its business affairs, furnishes office facilities and equipment, provides clerical, bookkeeping and administrative services and permits any of its officers or employees to serve without compensation as trustees or officers of the Fund if elected to such positions. The Fund pays the expenses of its operations, including the fees and expenses of independent auditors, counsel, custodian and transfer agent and the cost of share certificates, reports and notices to shareholders, costs of calculating net asset value, brokerage commissions or transaction costs, taxes, registration fees, the fees and expenses of qualifying the Fund and its shares for distribution under federal and state securities laws and membership dues in the Investment Company Institute or any similar organization. The Fund's expenses generally are allocated among the Portfolios on the basis of relative net assets at the time of allocation, except that expenses directly attributable to a particular Portfolio are charged to that Portfolio.

The investment management agreements provide that KFS shall not be liable for any error of judgment or of law, or for any loss suffered by the Fund in connection with the matters to which the agreements relate, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of KFS in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the agreements.

Each of the investment management agreements continues in effect from year to year for each Portfolio subject thereto so long as its continuation is approved at least annually by a majority vote of the trustees who are not parties to such agreement or interested persons of any such party except in their capacity as trustees of the Fund, cast in person at a meeting called for such purpose, and by the shareholders of each Portfolio subject thereto or the Board of Trustees. If continuation is not approved for a Portfolio, an investment management agreement nevertheless may continue in effect for any Portfolio for which it is approved and KFS may continue to serve as investment manager for the Portfolio for which it is not approved to the extent permitted by the Investment Company Act of 1940. Each agreement may be terminated at any time upon 60 days notice by either party, or by a majority vote of the outstanding shares of a Portfolio subject thereto with respect to that Portfolio, and will terminate automatically upon assignment. Additional Portfolios may be subject to different agreements.


For the services and facilities furnished to the Money Market and Government Securities Portfolios, such Portfolios pay an annual investment management fee, payable monthly, on a graduated basis of .22% of the first $500 million of combined average daily net assets of such Portfolios, .20% of the next $500 million, .175% of the next $1 billion, .16% of the next $1 billion and .15% of combined average daily net assets of such Portfolios over $3 billion. KFS has agreed to reimburse the Money Market and Government Securities Portfolios should all operating expenses of the Money Market and Government Securities Portfolios, including the investment management fee of KFS but excluding taxes, interest, the distribution fee of KDI, extraordinary expenses (as determined by the Board of Trustees) and brokerage commissions or transaction costs, exceed .90% of the first $500 million, .80% of the next $500 million, .75% of the next $1 billion and .70% of average daily net assets of the Money Market and Government Securities Portfolios in excess of $2 billion on an annual basis. The investment management fee and the expense limitation for the Money Market and Government Securities Portfolios are computed based on average daily net assets of such Portfolios and are allocated among such Portfolios based upon the relative net assets of each.



For the services and facilities furnished to the Tax-Exempt Portfolio, such Portfolio pays an annual investment management fee, payable monthly, on a graduated basis of .22% of the first $500 million of average daily net assets,
 .20% of the next $500 million, .175% of the next $1 billion, .16% on the next $1 billion and .15% of average daily net assets of such Portfolio over $3 billion. KFS has agreed to reimburse the Tax-Exempt Portfolio should all operating expenses of such Portfolio, including the compensation of KFS but excluding taxes, interest, extraordinary expenses and brokerage commissions or transaction costs exceed 1 1/2% of the first $30 million of average daily net assets and 1% of average daily net assets of the Tax-Exempt Portfolio over $30 million on an annual basis.



For its services as investment adviser and manager and for facilities furnished the Fund during the fiscal year ended July 31, 1995, the Fund incurred investment management fees aggregating $5,833,000 for the Money

Market Portfolio, $2,704,000 for the Government Securities Portfolio and $2,245,000 for the Tax-Exempt Portfolio. The Fund incurred investment management fees aggregating $5,895,000 for the Money Market Portfolio, $3,535,000 for the Government Securities Portfolio and $2,659,000 for the Tax-Exempt Portfolio for the 1994 fiscal year and $6,291,000 for the Money Market Portfolio, $4,850,000 for the Government Securities Portfolio, and $2,745,000 for the Tax-Exempt Portfolio for the 1993 fiscal year.



DISTRIBUTOR AND ADMINISTRATOR. Pursuant to an administration, shareholder services and distribution agreement and an underwriting agreement (collectively "distribution agreement"), KDI serves as primary administrator, distributor and principal underwriter to the Fund to provide information and services for existing and potential shareholders. Before February 1, 1995, KFS was the primary administrator, distributor and principal underwriter for the Fund. The distribution agreement provides that KDI shall appoint various firms to provide a cash management service for their customers or clients through the Fund. The firms are to provide such office space and equipment, telephone facilities, personnel and literature distribution as is necessary or appropriate for providing information and services to the firms' clients. The distribution agreement continues in effect from year to year so long as such continuance is approved at least annually by a vote of the Board of Trustees of the Fund, including the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the agreement. The agreement automatically terminates in the event of its assignment and may be terminated at any time without penalty by the Fund or by KDI upon six months' notice. Termination by the Fund may be by vote of a majority of the Board of Trustees, or a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the agreement, or a "majority of the outstanding voting securities" of the Fund as defined under the Investment Company Act of 1940. The distribution agreement may not be amended to increase the fee to be paid by the Fund without approval by a majority of the outstanding voting securities of the Fund and all material amendments must in any event be approved by the Board of Trustees in the manner described above with respect to the continuation of the agreement. The Portfolios of the Fund will vote separately with respect to the distribution agreement. For its services, the Fund pays KDI an annual distribution fee, payable monthly, of .38% of average daily net assets with respect to the Money Market and Government Securities Portfolios and .33% of average daily net assets with respect to the Tax-Exempt Portfolio.



KDI is the principal underwriter for shares of the Fund and acts as agent of the Fund in the sale of its shares. The Fund pays the cost for the prospectus and shareholder reports to be set in type and printed for existing shareholders, and KDI pays for the printing and distribution of copies thereof used in connection with the offering of shares to prospective investors. KDI also pays for supplementary sales literature and advertising costs.



KDI has related services agreements with various broker-dealer firms to provide cash management and other services for the Fund shareholders. Such services and assistance may include, but may not be limited to, establishment and maintenance of shareholder accounts and records, processing purchase and redemption transactions, providing automatic investment in Fund shares of client account balances, answering routine inquiries regarding the Fund, assisting clients in changing account options, designations and addresses, and such other services as may be agreed upon from time to time and as may be permitted by applicable statute, rule or regulation. KDI also has services agreements with banking firms to provide the above listed services, except for certain distribution services that the banks may be prohibited from providing, for their clients who wish to invest in the Fund. KDI also may provide some of the above services for the Fund. KDI normally pays such firms at an annual rate ranging from .15% to .40% of average net assets of those accounts in the Money Market and Government Securities Portfolios that they maintain and service and ranging from .15% to

 .33% of average daily net assets of those accounts in the Tax-Exempt Portfolio that they maintain and service. KDI in its discretion may pay certain firms additional amounts. KDI may elect to keep a portion of the total distribution fee to compensate itself for functions performed for the Fund or to pay for sales materials or other promotional activities.


The distribution agreement and the related services agreements constitute the Rule 12b-1 plan of the Fund. Rule 12b-1 under the Investment Company Act of 1940 regulates the manner in which an investment company may, directly or indirectly, bear the expenses of distributing its shares.


For the fiscal year ended July 31, 1995, the Fund incurred distribution fees in the Money Market Portfolio, the Government Securities Portfolio and the Tax-Exempt Portfolio of $13,132,000, $6,088,000 and $3,574,000, respectively, for a total amount of $22,794,000. KDI (or KFS as predecessor to KDI) remitted $13,413,000, $6,223,000 and $3,465,000, respectively, to various firms, including $10,059,000 paid to broker-dealer firms affiliated with KDI, pursuant to the related services agreements. For the fiscal year ended July 31, 1995, KDI (or KFS as predecessor to KDI) incurred expenses for underwriting, distribution and administration in the approximate amounts noted: fees to firms $23,101,000; advertising and literature $9,000; prospectus printing $369,000 and marketing and sales expenses $724,000 for a total of $24,203,000. A portion of the aforesaid marketing, sales and operating expenses could be considered overhead expense; however, KDI has made no attempt to differentiate between expenses that are overhead and those that are not.



Certain officers or trustees of the Fund are also directors or officers of KFS and its affiliates as indicated under "Officers and Trustees."



CUSTODIAN, TRANSFER AGENT AND SHAREHOLDER SERVICE AGENT. Investors Fiduciary Trust Company ("IFTC"), 127 West 10th Street, Kansas City, Missouri 64105, as custodian, and State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, as sub-custodian, have custody of all securities and cash of the Fund. They attend to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by the Fund. IFTC is the transfer agent of the Fund. Pursuant to a services agreement with IFTC, Kemper Service Company ("KSvC"), an affiliate of KFS, serves as "Shareholder Service Agent." IFTC receives an annual fee as custodian for the Fund, payable monthly, on a graduated basis ranging from $.40 to $.05 per $1,000 of average monthly net assets of the Fund plus certain transaction charges and out-of-pocket expense reimbursement. (The effective custodian fee rate is based upon the average net assets of all Kemper Mutual Funds of the money market type for which IFTC serves as custodian.) IFTC receives, as transfer agent, and pays to KSvC annual account fees of a maximum of $13 per account plus out-of-pocket expense reimbursement. For the fiscal year ended July 31, 1995, the Fund incurred custodian and transfer agent fees of $11,253,000 (excluding related expenses) to IFTC and IFTC remitted fees in the amount of $10,759,000 to KSvC as Shareholder Service Agent. Everen Clearing Corp. ("Everen"), which was an affiliate of KDI until September 13, 1995, pursuant to an agreement with KSvC, performs bookkeeping, data processing and shareholder services for Everen clients who are shareholders of the Fund. For shareholder services, Everen receives a fee from KSvC at the maximum rate of $9 per year per account. For the fiscal year ended July 31, 1995, Everen received $3,242,000 from KSvC for account fees.


INDEPENDENT AUDITORS AND REPORTS TO SHAREHOLDERS. The Fund's independent auditors, Ernst & Young LLP, 233 South Wacker Drive, Chicago, Illinois 60606, audit and report on the Fund's annual financial statements, review certain regulatory reports and the Fund's federal income tax return, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Fund. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.

PORTFOLIO TRANSACTIONS

Portfolio transactions are undertaken principally to pursue the objective of each Portfolio in relation to movements in the general level of interest rates, to invest money obtained from the sale of Fund shares, to reinvest proceeds from maturing portfolio securities and to meet redemptions of Fund shares. This may increase or decrease the yield of a Portfolio depending upon management's ability to correctly time and execute such transactions. Since a Portfolio's assets will be invested in securities with short maturities, its portfolio will turn over several times a year. Since securities with maturities of less than one year are excluded from required portfolio turnover rate calculations, each Portfolio's portfolio turnover rate for reporting purposes will be zero.


KFS is the investment manager for the Kemper Funds, and KFS and its affiliates also furnish investment management services to other clients including Kemper Corporation and the Kemper insurance companies. KFS is the sole shareholder of Kemper Asset Management Company and Kemper Investment Management Company Limited. These three entities share some common research and trading facilities. Dreman Value Advisors, Inc. ("DVA"), a subsidiary of KFS, is investment manager for Kemper-Dreman Fund, Inc. and sub-adviser for another Kemper Fund. At times investment decisions may be made to purchase or sell the same investment security for a Portfolio and for one or more of the other clients of KFS or its affiliates. When two or more of such clients are simultaneously engaged in the purchase or sale of the same security through the same trading facility, the transactions are allocated as to amount and price in a manner considered equitable to each. It is the opinion of the Board of Trustees that the benefits available because of KFS' organization outweigh any disadvantages that may arise from exposure to simultaneous transactions.


KFS, in effecting purchases and sales of portfolio securities for the account of each Portfolio, will implement the Fund's policy of seeking the best execution of orders,which includes best net prices. Consistent with this policy, orders for portfolio transactions are placed with broker-dealer firms giving consideration to the quality, quantity and nature of the firm's professional services which include execution, clearance procedures, reliability and other factors. In selecting among the firms believed to meet the criteria for handling a particular transaction, KFS may give consideration to those firms that provide market, statistical and other research information to the Fund and KFS, although KFS is not authorized to pay higher prices to firms that provide such services. Any research benefits derived are available for all clients, including clients of affiliated companies. Since it is only supplementary to KFS's research efforts and must be analyzed and reviewed by KFS' staff, the receipt of research information is not expected to materially reduce expenses. The Fund expects that purchases and sales of portfolio securities usually will be principal transactions. Portfolio securities will normally be purchased directly from the issuer or from an underwriter or market maker for the securities. There are normally no brokerage commissions paid by the Fund for such purchases and none were paid by any Portfolio during the Fund's last three fiscal years. Purchases from underwriters include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked prices.

PURCHASE AND REDEMPTION OF SHARES


Shares of a Portfolio are sold at their net asset value next determined after an order and payment are received in the form described in the Fund's prospectus. The minimum initial investment is $1,000 and the minimum subsequent investment is $100 but such minimum amounts may be changed at any time. The Fund may waive the minimum for purchases by trustees, directors, officers or employees of the Fund or KFS and its affiliates. An investor wishing to open an account should use the Account Information Form available from the Fund or financial services firms. Orders for the purchase of shares that are accompanied by a check drawn on a foreign bank (other than a check drawn on a Canadian bank in U.S. Dollars) will not be considered in proper form and will not be processed unless and until the Fund determines that it has received payment of the proceeds of the check. The time required for such a determination will vary and cannot be determined in advance.

Upon receipt by the Fund's Shareholder Service Agent (see "Purchase of Shares" in the prospectus) of a request for redemption in proper form, shares will be redeemed by the Fund at the applicable net asset value as described in the Fund's prospectus. A shareholder may elect to use either the regular or expedited redemption procedures.

The Fund may suspend the right of redemption or delay payment more than seven days (a) during any period when the New York Stock Exchange ("Exchange") is closed other than customary weekend and holiday closings or during any period in which trading on the Exchange is restricted, (b) during any period when an emergency exists as a result of which (i) disposal of a Portfolio's investments is not reasonably practicable, or (ii) it is not reasonably practicable for the Portfolio to determine the value of its net assets, or (c) for such other periods as the Securities and Exchange Commission may by order permit for the protection of the Fund's shareholders.

Although it is the Fund's present policy to redeem in cash, if the Board of Trustees determines that a material adverse effect would be experienced by the remaining shareholders if payment were made wholly in cash, the Fund will pay the redemption price in whole or in part by a distribution of portfolio securities in lieu of cash, in conformity with the applicable rules of the Securities and Exchange Commission, taking such securities at the same value used to determine net asset value, and selecting the securities in such manner as the Board of Trustees may deem fair and equitable. If such a distribution occurred, shareholders receiving securities and selling them could receive less than the redemption value of such securities and in addition could incur certain transaction costs. Such a redemption would not be so liquid as a redemption entirely in cash. The Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which the Fund is obligated to redeem shares of a Portfolio solely in cash up to the lesser of $250,000 or 1% of the net assets of the Portfolio during any 90-day period for any one shareholder of record.

DIVIDENDS, NET ASSET VALUE AND TAXES

DIVIDENDS. Dividends are declared daily and paid monthly. Shareholders will receive dividends in additional shares unless they elect to receive cash. Dividends will be reinvested monthly in shares of the Portfolio at the net asset value normally on the fifteenth day of each month if a business day, otherwise on the next business day. The Fund will pay shareholders who redeem their entire accounts all unpaid dividends at the time of the redemption not later than the next dividend payment date. Upon written request to the Shareholder Service Agent, a shareholder may elect to have Fund dividends invested without sales charge in shares of another Kemper Mutual Fund offering this privilege at the net asset value of such other fund. See "Special Features--Exchange Privilege" for a list of such other Kemper Mutual Funds. To use this privilege of investing Fund dividends in shares of another Kemper Mutual Fund, shareholders must maintain a minimum account value of $10,000 in this Fund and must maintain a minimum account value of $250 in the fund in which dividends are reinvested.

Each Portfolio calculates its dividends based on its daily net investment income. For this purpose, the net investment income of the Portfolio consists of
(a) accrued interest income plus or minus amortized discount or premium (excluding market discount for the Tax-Exempt Portfolio), (b) plus or minus all short-term realized gains and losses on investments and (c) minus accrued expenses allocated to the Portfolio. Expenses of the Fund are accrued each day. While each Portfolio's investments are valued at amortized cost, there will be no unrealized gains or losses on such investments. However, should the net asset value of a Portfolio deviate significantly from market value, the Board of Trustees could decide to value the investments at market value and then unrealized gains and losses would be included in net investment income above.

NET ASSET VALUE. As described in the prospectus, each Portfolio values its portfolio instruments at amortized cost, which does not take into account unrealized capital gains or losses. This involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument. Calculations are made to compare the value of a Portfolio's investments valued at amortized cost with market values. Market valuations are obtained by using actual quotations provided by market makers, estimates of market value, or values obtained from yield data relating to classes of money market instruments published by reputable sources at the mean between the bid and asked prices for the instruments. If a deviation of
 1/2 of 1% or more were to occur between the net asset value per share calculated by reference to market values and a Portfolio's $1.00 per share net asset value, or if there were any other deviation which the Board of Trustees of the Fund believed would result in a material dilution to shareholders or purchasers, the Board of Trustees would promptly consider what action, if any, should be initiated. If a Portfolio's net asset value per share (computed using market values) declined, or were expected to decline, below $1.00 (computed using amortized cost), the Board of Trustees of the Fund might temporarily reduce or suspend dividend payments in an effort to maintain the net asset value at $1.00 per share. As a result of such reduction or suspension of dividends or other action by the Board of Trustees, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividend for the period during which they hold their shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if a Portfolio's net asset value per share (computed using market values) were to increase, or were anticipated to increase above $1.00 (computed using amortized cost), the Board of Trustees of the Fund might supplement dividends in an effort to maintain the net asset value at $1.00 per share.


TAXES. Interest on indebtedness that is incurred to purchase or carry shares of a mutual fund portfolio which distributes exempt-interest dividends during the year is not deductible for federal income tax purposes. Further, the Tax-Exempt Portfolio may not be an appropriate investment for persons who are "substantial users" of facilities financed by industrial development bonds held by the Tax-Exempt Portfolio or are "related persons" to such users; such persons should consult their tax advisers before investing in the Tax-Exempt Portfolio.


The "Superfund Act of 1986" (the "Superfund Act") imposes a separate tax on corporations at a rate of 0.12 percent of the excess of such corporation's "modified alternative minimum taxable income" over $2 million. A portion of tax-exempt interest, including exempt-interest dividends from the Tax-Exempt Portfolio, may be includible in modified alternative minimum taxable income. Corporate shareholders are advised to consult their tax advisers with respect to the consequences of the Superfund Act.

PERFORMANCE

As reflected in the prospectus, the historical performance calculation for a Portfolio may be shown in the form of "yield," "effective yield" and, for the Tax-Exempt Portfolio only, "tax equivalent yield." These various measures of performance are described below.

Each Portfolio's yield is computed in accordance with a standardized method prescribed by rules of the Securities and Exchange Commission. Under that method, the yield quotation is based on a seven-day period and is computed for each Portfolio as follows. The first calculation is net investment income per share, which is accrued interest on portfolio securities, plus or minus amortized discount or premium (excluding market discount for the Tax-Exempt Portfolio), less accrued expenses. This number is then divided by the price per share (expected to remain constant at $1.00) at the beginning of the period ("base period return"). The result is then divided by 7 and multiplied by 365 and the resulting yield figure is carried to the nearest one-hundredth of one percent. Realized capital gains or losses and unrealized appreciation or depreciation of investments are not included in the calculation. For the seven-day period ended July 31, 1995, the Money Market Portfolio's yield was 5.14%, the Government Securities Portfolio's yield was 5.18%, and the Tax-Exempt Portfolio's yield was 3.36%.



Each Portfolio's effective yield is determined by taking the base period return (computed as described above) and calculating the effect of assumed compounding. The formula for the effective yield is: (base period return +1)(3)65,7 - 1. For the seven-day period ended July 31, 1995, the Money Market Portfolio's effective yield was 5.27%, the Government Securities Portfolio's effective yield was 5.32%, and the Tax-Exempt Portfolio's effective yield was 3.41%.



The tax equivalent yield of the Tax-Exempt Portfolio is computed by dividing that portion of the Portfolio's yield (computed as described above) that is tax-exempt by (one minus the stated federal income tax rate) and adding the product to that portion, if any, of the yield of the Portfolio that is not tax-exempt. Based upon a marginal federal income tax rate of 37.1% and the Tax-Exempt Portfolio's yield computed as described above for the seven-day period ended July 31, 1995, the Tax-Exempt Portfolio's tax-equivalent yield was 5.34%. For additional information concerning tax-exempt yields, see "Tax-Exempt versus Taxable Yield" below.


Each Portfolio's yield fluctuates, and the publication of an annualized yield quotation is not a representation as to what an investment in the Portfolio will actually yield for any given future period. Actual yields will depend not only on changes in interest rates on money market instruments during the period in which the investment in the Portfolio is held, but also on such matters as Portfolio expenses.

Investors have an extensive choice of money market funds and money market deposit accounts and the information below may be useful to investors who wish to compare the past performance of the Money Market Portfolio, the Government Securities Portfolio and the Tax-Exempt Portfolio with that of their competitors. Past performance cannot be a guarantee of future results.

As indicated in the prospectus (see "Performance"), the performance of the Fund's Portfolios may be compared to that of other money market mutual funds tracked by Lipper Analytical Services, Inc. ("Lipper"). Lipper performance calculations include the reinvestment of all capital gain and income dividends for the periods covered by the calculations. A Portfolio's performance also may be compared to other money market funds reported by IBC/Donoghue's Money Fund Report(R), or Money Market Insight(R), reporting services on money market funds. As reported by IBC/Donoghue's, all investment results represent yield (annualized results for the period net of management fees and expenses) and one year investment results are effective annual yields assuming reinvestment of dividends.

IBC/Donoghue's and Lipper reported the following results for the Money Market Portfolio and the Government Securities Portfolio.


                                                                LIPPER ANALYTICAL SERVICES, INC.
                   IBC/DONOGHUE'S                                                               Money
                          Money       Average Yield                                             Market
                          Market       All Taxable                                 Money      Instrument
                        Portfolio     Money Market                                 Market       Funds
 Period ended 7/31/95     Yield           Funds           Period ended 7/31/95   Portfolio     Average
----------------------- ----------   ---------------     ----------------------- ----------   ----------
7 days*................    5.15%           5.32%         1 month................    0.44%        0.44%
1 month................    5.19            5.36          3 months...............    1.33         1.35
1 year.................    4.95            5.13          1 year.................    4.95         5.04



                                                                                                 U.S.
                                                                                              Government
                        Government    Average Yield                                             Money
                        Securities   U.S. Government                             Government     Market
                        Portfolio      & Agencies                                Securities     Funds
 Period ended 7/31/95     Yield        Money Funds        Period ended 7/31/95   Portfolio     Average
----------------------- ----------   ---------------     ----------------------- ----------   ----------
7 days*................    5.15%           5.14%         1 month................    0.44%        0.44%
1 month................    5.21            5.18          3 months...............    1.34         1.33
1 year.................    4.96            4.94          1 year.................    4.96         4.92



The following investment comparisons are based upon information reported by Lipper and IBC/Donoghue's. In the comparison of the Tax-Exempt Portfolio's performance versus the comparison yields, the performance of that Portfolio has been adjusted on a taxable equivalent basis assuming a marginal federal tax rate of 37.1% (see "Tax-Exempt versus Taxable Yield" below for more information concerning taxable equivalent performance).



                                                                LIPPER ANALYTICAL SERVICES, INC.
                   IBC/DONOGHUE'S                                                             Tax-Exempt
                                      Average Yield                                             Money
                        Tax-Exempt    All Tax-Free                                              Market
                        Portfolio     Money Market                               Tax-Exempt     Funds
 Period ended 7/31/95     Yield           Funds           Period ended 7/31/95   Portfolio     Average
----------------------- ----------   ---------------     ----------------------- ----------   ----------
7 days**...............    3.28%           3.19%         1 month................    0.27%        0.26%
1 month................    3.18            3.10          3 months...............    0.86         0.84
1 year.................    3.22            3.18          1 year.................    3.21         3.12



                        Tax-Exempt                                               Tax-Exempt     Money
                        Portfolio        Average                                 Portfolio      Market
                         Taxable        Yield All                                 Taxable     Instrument
                        Equivalent    Taxable Money                              Equivalent     Funds
 Period ended 7/31/95    Basis***     Market Funds        Period ended 7/31/95    Basis***     Average
----------------------- ----------   ---------------     ----------------------- ----------   ----------
7 days.................    5.21%           5.32%         1 month................    0.43%        0.44%
1 month................    5.06            5.36          3 months...............    1.37         1.35
1 year.................    5.12            5.13          1 year.................    5.10         5.04


---------------

 * Period ended 7/25/95



 ** Period ended 7/24/95


*** Source: Kemper Financial Services, Inc. (not reported by IBC/Donoghue's or
    Lipper).


BANK RATE MONITOR(TM), a financial reporting service which each week publishes average rates of bank and thrift institution money market deposit accounts and interest bearing checking accounts, reported the following results for the BANK RATE MONITOR National IndexTM, which is compared to the seven day average yield of the Money Market Portfolio and the Government Securities Portfolio:


                                      BANK RATE MONITOR
                                      National Index(TM)
                                                  Interest               Cash Equivalent
                                 Money Market     Bearing                     Fund
                                   Deposit        Checking     Money Market        Government
            Date                   Accounts       Accounts      Portfolio     Securities Portfolio
            ----                 ------------   ------------   ------------   --------------------
    July 26, 1995................     2.82%         1.51%          5.14%              5.15%


The rates published by the BANK RATE MONITOR National IndexTM are averages of the personal account rates offered on the Wednesday prior to the date of publication by 100 of the leading bank and thrift institutions in the ten largest Consolidated Metropolitan Statistical Areas. Account minimums range upward from $2,000 in each institution and compounding methods vary. Interest bearing checking accounts generally offer unlimited checking while money market deposit accounts generally restrict the number of checks that may be written. If more than one rate is offered, the lowest rate is used. Rates are determined by the financial institution and are subject to change at any time specified by the institution. Bank products represent a taxable alternative income producing product. Bank and thrift institution account deposits may be insured. Shareholder accounts in the Fund are not insured. Bank passbook savings accounts compete with money market mutual fund products with respect to certain liquidity features but may not offer all of the features available from a money market mutual fund, such as checkwriting. Bank passbook savings accounts normally offer a fixed rate of interest, while the yield of each Portfolio of the Fund fluctuates. Bank checking accounts normally do not pay interest but compete with money market mutual fund products with respect to certain liquidity features (e.g., the ability to write checks against the account). Bank certificates of deposit may offer fixed or variable rates for a set term. (Normally, a variety of terms are available.) Withdrawal of these deposits prior to maturity will normally be subject to a penalty. In contrast, shares of a Portfolio are redeemable at the net asset value next determined (normally, $1.00 per share) after a request is received, without charge.

Investors may also want to compare a Portfolio's performance to that of U.S. Treasury bills or notes because such instruments represent alternative income producing products. Treasury obligations are issued in selected denominations. Rates of U.S. Treasury obligations are fixed at the time of issuance and payment of principal and interest is backed by the full faith and credit of the U.S. Treasury. The market value of such instruments will generally fluctuate inversely with interest rates prior to maturity and will equal par value at maturity. Generally, the values of obligations with shorter maturities will fluctuate less than those with longer maturities. A Portfolio's yield will fluctuate. Also, while each Portfolio seeks to maintain a net asset value per share of $1.00, there is no assurance that it will be able to do so.

TAX-EXEMPT VERSUS TAXABLE YIELD. You may want to determine which investment--tax-exempt or taxable-- will provide you with a higher after-tax return. To determine the tax equivalent yield, simply divide the yield from the tax-exempt investment by the sum of [1 minus your marginal tax rate]. The table below is provided for your convenience in making this calculation for selected tax-exempt yields and taxable income levels. These yields are presented for purposes of illustration only and are not representative of any yield that the

Tax-Exempt Portfolio may generate. Both tables are based upon current law as to the 1995 federal tax rate schedules.



TAXABLE EQUIVALENT YIELD TABLE FOR PERSONS WHOSE ADJUSTED GROSS INCOME IS UNDER $114,700



                                                  YOUR
                                                MARGINAL
               TAXABLE INCOME                   FEDERAL
                                                  TAX                                   A TAX-EXEMPT YIELD OF:
       SINGLE                                     RATE          2%         3%         4%         5%          6%          7%
                               JOINT                                             IS EQUIVALENT TO A TAXABLE YIELD OF:
-----------------------------------------------------------------------------------------------------------------------------
$23,350-$56,550         $39,000-$94,250           28.0%        2.78       4.17       5.56        6.94        8.33        9.72
-----------------------------------------------------------------------------------------------------------------------------
Over $56,550            Over $94,250              31.0         2.90       4.35       5.80        7.25        8.70       10.14
-----------------------------------------------------------------------------------------------------------------------------



TAXABLE EQUIVALENT YIELD TABLE FOR PERSONS WHOSE ADJUSTED GROSS INCOME IS OVER $114,700*



                                                  YOUR
                                                MARGINAL
               TAXABLE INCOME                   FEDERAL
                                                  TAX                                    A TAX-EXEMPT YIELD OF:
       SINGLE                                     RATE          2%         3%         4%          5%          6%          7%
                               JOINT                                              IS EQUIVALENT TO A TAXABLE YIELD OF:
------------------------------------------------------------------------------------------------------------------------------
$56,550-$117,950        $94,250-$143,600          31.9%        2.94       4.41        5.87        7.34        8.81       10.28
------------------------------------------------------------------------------------------------------------------------------
$117,950-$256,500       $143,600-$256,500         37.1         3.18       4.77        6.36        7.95        9.54       11.13
------------------------------------------------------------------------------------------------------------------------------
Over $256,500           Over $256,500             40.8         3.38       5.07        6.76        8.45       10.14       11.82
------------------------------------------------------------------------------------------------------------------------------



* This table assumes a decrease of $3.00 of itemized deductions for each $100 of adjusted gross income over $114,700. For a married couple with adjusted gross income between $172,050 and $294,550 (single between $114,700 and $237,200), add 0.7% to the above Marginal Federal Tax Rate for each personal and dependency exemption. The taxable equivalent yield is the tax-exempt yield divided by: 100% minus the adjusted tax rate. For example, if the table tax rate is 37.1% and you are married with no dependents, the adjusted tax rate is 38.5% (37.1% + 0.7% + 0.7%). For a tax-exempt yield of 6%, the taxable equivalent yield is about 9.8% (6% / (100% - 38.5%)).


OFFICERS AND TRUSTEES


The officers and trustees of the Fund, their birthdates, their principal occupations and their affiliations, if any, with KFS, the investment manager and KDI, the principal underwriter, are as follows (the number following each persons title is the number of investment companies managed by KFS and its affiliates, for which he or she holds similar positions):



DAVID W. BELIN (6/20/28), Trustee (22), 2000 Financial Center, 7th and Walnut, Des Moines, Iowa; Member, Belin Harris Lamson McCormick, P.C. (attorneys).



LEWIS A. BURNHAM (1/8/33), Trustee (22), 16410 Avila Boulevard, Tampa, Florida; Director, Management Consulting Services, McNulty & Company; formerly, Executive Vice President, Anchor Glass Container Corporation.



DONALD L. DUNAWAY (3/8/37), Trustee (22), 7515 Pelican Bay Boulevard, #903, Naples, Florida; Retired; formerly, Executive Vice President, A. O. Smith Corporation (diversified manufacturer).



ROBERT B. HOFFMAN (12/11/36), Trustee (22), 800 North Lindbergh Boulevard, St. Louis, Missouri; Senior Vice President and Chief Financial Officer, Monsanto Company (chemical products); formerly, Vice President,

FMC Corporation (manufacturer of machinery and chemicals); prior thereto, Director, Executive Vice President and Chief Financial Officer, Staley Continental, Inc. (food products).


DONALD R. JONES (1/17/30), Trustee (22), 1776 Beaver Pond Road, Inverness, Illinois; Retired; Director, Motorola, Inc. (manufacturer of electronic equipment and components); formerly, Executive Vice President and Chief Financial Officer, Motorola, Inc.



DAVID B. MATHIS (4/13/38), Trustee (33), Kemper Center, Long Grove, Illinois; Chairman, Chief Executive Officer and Director, Kemper Corporation; Director, KFS and Kemper Financial Companies, Inc.; Chairman of the Board, Lumbermens Mutual Casualty Company; Director, IMC Global Inc.



SHIRLEY D. PETERSON (9/3/41), Trustee (22), 401 Rosemont Avenue, Frederick, Maryland; President, Hood College, Maryland; prior thereto, Partner, Steptoe & Johnson (attorneys); prior thereto, Commissioner, Internal Revenue Service; prior thereto, Assistant Attorney General, U.S. Department of Justice.



WILLIAM P. SOMMERS (7/22/33), Trustee (22), 333 Ravenswood Avenue, Menlo Park, California; President and Chief Executive Officer, SRI International (research and development); formerly, Executive Vice President, Iameter (medical information and educational service provider); prior thereto, Senior Vice President and Director, Booz, Allen & Hamilton, Inc. (management consulting firm) (retired); Director, Rohr, Inc., Therapeutic Discovery Corp. and Litton Industries.



STEPHEN B. TIMBERS (8/8/44), President and Trustee* (33), 120 South LaSalle Street, Chicago, Illinois; President, Chief Operating Officer, Chief Investment Officer and Director, Kemper Corporation; Chairman, Chief Executive Officer, Chief Investment Officer and Director, KFS; Director, KDI, DVA, Inc., Kemper Financial Companies, Inc. and LTV Corporation.



J. PATRICK BEIMFORD, Jr., (5/25/50), Vice President* (23), 120 South LaSalle Street, Chicago, Illinois; Executive Vice President and Chief Investment Officer--Fixed Income Investments, KFS.



JOHN E. PETERS (11/4/47), Vice President* (33), 120 South LaSalle Street, Chicago, Illinois; Senior Executive Vice President and Director, KFS; President and Director, KDI; Director, DVA.



FRANK J. RACHWALSKI, Jr., (3/26/45), Vice President* (9), 120 South LaSalle Street, Chicago, Illinois; Senior Vice President, KFS.



JOHN W. STUEBE (1/7/49), Vice President* (2), 120 South LaSalle Street, Chicago, Illinois; First Vice President, KFS.



JEROME L. DUFFY (6/29/36), Treasurer* (33), 120 South LaSalle Street, Chicago, Illinois; Senior Vice President, KFS.



PHILIP J. COLLORA (11/15/45), Vice President and Secretary* (33), 120 South LaSalle Street, Chicago, Illinois; Attorney, Senior Vice President and Assistant Secretary, KFS.



CHARLES F. CUSTER (8/19/28), Vice President and Assistant Secretary* (33), 222 North LaSalle Street, Chicago, Illinois; Partner, Vedder, Price, Kaufman & Kammholz (attorneys), Legal Counsel to the Fund.



ELIZABETH C. WERTH (10/1/47), Assistant Secretary* (25), 120 South LaSalle Street, Chicago, Illinois; Vice President, KFS; Vice President and Director of State Registrations, KDI.


* Interested persons as defined in the Investment Company Act of 1940.

The trustees and officers who are "interested persons" as designated above receive no compensation from the Fund, except that Mr. Custer's law firm receives fees from the Fund as counsel to the Fund. The table below shows amounts paid or accrued to those trustees who are not designated "interested persons" during the Fund's 1995 fiscal year except that the information in the last column is for calendar year 1994.



                                                                        PENSION OR
                                                                    RETIREMENT BENEFITS    TOTAL COMPENSATION
                                          AGGREGATE COMPENSATION      ACCRUED AS PART         KEMPER FUNDS
            NAME OF TRUSTEE                     FROM FUND            OF FUND EXPENSES      PAID TO TRUSTEES**
---------------------------------------   ----------------------    -------------------    ------------------
David W. Belin*........................          $ 16,000                    0                   112,200
Lewis A. Burnham.......................             9,800                    0                    90,100
Donald L. Dunaway*.....................            15,000                    0                   115,400
Robert B. Hoffman......................             9,500                    0                    87,400
Donald R. Jones........................            10,000                    0                    94,300
Shirley D. Peterson***.................                 0                    0                         0
William P. Sommers.....................             8,600                    0                    84,100


---------------

  * Includes deferred fees and interest thereon pursuant to deferred compensation agreements with the Funds. Deferred amounts accrue interest monthly at a rate equal to the yield of Kemper Money Market Fund--Money Market Portfolio. Total deferred amounts and interest accrued through July 31, 1995 are $135,000 for Mr. Belin and $93,000 for Mr. Dunaway.



 ** Includes compensation for service on the boards of twenty-four Kemper funds
    (including two funds no longer in existence). Also includes amounts for new funds estimated as if they had existed at the beginning of the year.



*** No amounts are included for Ms. Peterson because she was elected a trustee on September 19, 1995.



On November 1, 1995, the officers and trustees of the Fund, as a group, owned less than 1% of the then outstanding shares of each Portfolio and the following persons owned of record 5% or more of the outstanding shares of the Portfolios of the Fund: Everen Clearing Corporation, 111 East Kilbourn Avenue, Milwaukee, Wisconsin (42.8% of the Money Market Portfolio, 47.3% of the Government Securities Portfolio and 31.5% of the Tax-Exempt Portfolio); Waterhouse Securities, 44 Wall Street, New York, New York (28.6% of the Money Market Portfolio, 12.9% of the Government Securities Portfolio and 16.3% of the Tax-Exempt Portfolio); Hilliard Lyons, Fourth Avenue and Muhammed Ali Boulevard, Louisville, Kentucky (7.4% of the Money Market Fund and 8.9% of the Tax-Exempt Portfolio); Roney & Company, 1 Griswold, Detroit, Michigan (10.9% of the Government Securities Portfolio and 5.76% of the Tax-Exempt Portfolio); D.A. Davidson & Company, P.O. Box 5015, Great Falls, Montana (8.1% of the Government Securities Portfolio); Southwest Securities, 1201 Elm Street, Dallas, Texas (6.75% of the Government Securities Portfolio); Janus Service Corporation, 700 Fillmore Street, Denver, Colorado (6.5% of the Tax-Exempt Portfolio) and J.B. Hanauer & Company, Gatehall Corporate Center, 4 Gatehall Drive, Parsippany, New Jersey (5.9% of the Tax-Exempt Portfolio).


SPECIAL FEATURES


EXCHANGE PRIVILEGE. Subject to the limitations described below, Class A Shares (or the equivalent) of the following Kemper Mutual Funds may be exchanged for each other at their relative net asset values: Kemper Technology Fund, Kemper Total Return Fund, Kemper Growth Fund, Kemper Small Capitalization Equity Fund, Kemper Income and Capital Preservation Fund, Kemper Municipal Bond Fund, Kemper Diversified Income Fund, Kemper High Yield Fund, Kemper U.S. Government Securities Fund, Kemper International Fund, Kemper State Tax-Free Income Series, Kemper Adjustable Rate U.S. Government Fund, Kemper Blue Chip Fund, Kemper Global Income Fund, Kemper Target Equity Fund (series are subject to a limited offering period), Kemper Intermediate Municipal Bond Fund, Kemper Cash Reserves Fund, Kemper U.S. Mortgage Fund, Kemper Short-Intermediate Government Fund, Kemper-Dreman Fund, Inc. and Kemper Value+Growth Fund ("Kemper Mutual Funds") and certain "Money Market Funds" (Kemper Money Market Fund, Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Tax-Exempt New York Money Market Fund and Investors Cash Trust). Shares of Money Market Funds and Kemper Cash Reserves Fund that were acquired by purchase (not including shares acquired by dividend reinvestment) are subject to the applicable sales charge on exchange. Shares purchased by check or through an ACH transaction may not be exchanged until they have been owned for at least 15 days. In addition, shares of a Kemper Mutual Fund, other than a Money Market Fund and Kemper Cash Reserves Fund, acquired by exchange from another Fund may not be exchanged thereafter until they have been owned for 15 days. Series of Kemper Target Equity Fund will be available on exchange only during the Offering Period for such series as described in the prospectus for such series. Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Tax-Exempt New York Money Market Fund and Investors Cash Trust are available on exchange but only through a financial services firm having a services agreement with KDI with respect to such Funds. Exchanges may only be made for funds that are eligible for sale in the shareholder's state of residence. Currently, Tax-Exempt California Money Market Fund is available for sale only in California and Tax-Exempt New York Money Market Fund is available for sale only in New York, Connecticut, New Jersey and Pennsylvania.



The total value of shares being exchanged must at least equal the minimum investment requirement of the fund into which they are being exchanged. Exchanges are made based on relative dollar values of the shares involved in the exchange. There is no service fee for an exchange; however, financial services firms may charge for their services in expediting exchange transactions. Exchanges will be effected by redemption of shares of the fund held and purchase of shares of the other fund. For federal income tax purposes, any such exchange constitutes a sale upon which a gain or loss may be realized, depending upon whether the value of the shares being exchanged is more or less than the shareholder's adjusted cost basis. Shareholders interested in exercising the exchange privilege may obtain an exchange form and prospectuses of the other funds from financial services firms or KDI. Exchanges also may be authorized by telephone if the shareholder has given authorization. Once the authorization is on file, the Shareholder Service Agent will honor requests by telephone at 1-800-231-8568 or in writing, subject to the limitations on liability described in the prospectus. Any share certificates must be deposited prior to any exchange of such shares. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the telephone exchange privilege. The exchange privilege is not a right and may be suspended, terminated or modified at any time. Except as otherwise permitted by applicable regulation, 60 days' prior written notice of any termination or material change will be provided.


SYSTEMATIC WITHDRAWAL PROGRAM. An owner of $5,000 or more of a Portfolio's shares may provide for the payment from the owner's account of any requested dollar amount to be paid to the owner or the owner's designated payee monthly, quarterly, semi-annually or annually. The $5,000 minimum account size is not applicable to Individual Retirement Accounts. Dividend distributions will be reinvested automatically at net asset value. A sufficient number of full and fractional shares will be redeemed to make the designated payment. Depending upon the size of the payments requested, redemptions for the purpose of making such payments may reduce or even exhaust the account. The program may be amended on thirty days notice by the Fund and may be terminated at any time by the shareholder or the Fund. Firms provide varying arrangements for their clients to redeem Fund shares on a periodic basis. Such firms may independently establish minimums for such services.

TAX-SHELTERED RETIREMENT PROGRAMS. KDI provides retirement plan services and documents and can establish your account in any of the following types of retirement plans:


- Individual Retirement Accounts (IRAs) trusteed by Investors Fiduciary Trust Company ("IFTC"). This includes Simplified Employee Pension Plan (SEP) IRA accounts and prototype documents.

- 403(b) Custodial Accounts also trusteed by IFTC. This type of plan is available to employees of most non-profit organizations.

- Prototype money purchase pension and profit-sharing plans may be adopted by employers. The maximum contribution per participant is the lesser of 25% of compensation or $30,000.


Brochures describing the above plans as well as providing model defined benefit plans, target benefit plans, 457 plans, 401(k) plans and materials for establishing them are available from KDI upon request. The brochures for plans trusteed by IFTC describe the current fees payable to IFTC for its services as trustee. Investors should consult with their own tax advisers before establishing a retirement plan.



ELECTRONIC FUNDS TRANSFER PROGRAMS. For your convenience, the Fund has established several investment and redemption programs using electronic funds transfer via the Automated Clearing House (ACH). There is currently no charge by the Fund for these programs. To use these features, your financial institution must be affiliated with an Automated Clearing House (ACH). This ACH affiliation permits the Shareholder Service Agent to electronically transfer money between your bank account, or employer's payroll bank in the case of Direct Deposit, and your Fund account. Your bank's crediting policies of these transferred funds may vary. These features may be amended or terminated at any time by the Fund. Shareholders should contact Kemper Service Company at 1-800-621-1048 or the financial services firm through which their account was established for more information. These programs may not be available through some firms that distribute shares of the Fund.


SHAREHOLDER RIGHTS

The Fund generally is not required to hold meetings of its shareholders. Under the Agreement and Declaration of Trust of the Fund ("Declaration of Trust"), however, shareholder meetings will be held in connection with the following matters: (a) the election or removal of trustees if a meeting is called for such purpose; (b) the adoption of any contract for which shareholder approval is required by the Investment Company Act of 1940 ("1940 Act"); (c) any termination of the Fund to the extent and as provided in the Declaration of Trust; (d) any amendment of the Declaration of Trust (other than amendments changing the name of the Fund or any Portfolio, establishing a Portfolio, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof); (e) as to whether a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Fund or the shareholders, to the same extent as the stockholders of a Massachusetts business corporation; and (f) such additional matters as may be required by law, the Declaration of Trust, the By-laws of the Fund, or any registration of the Fund with the Securities and Exchange Commission or any state, or as the trustees may consider necessary or desirable. The shareholders also would vote upon changes in fundamental investment objectives, policies or restrictions.

Each trustee serves until the next meeting of shareholders, if any, called for the purpose of electing trustees and until the election and qualification of his successor or until such trustee sooner dies, resigns, retires or is removed by a majority vote of the shares entitled to vote (as described below) or a majority of the trustees. In accordance with the 1940 Act (a) the Fund will hold a shareholder meeting for the election of trustees at such time as less than a majority of the trustees have been elected by shareholders, and (b) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the trustees have been elected by the shareholders, that vacancy will be filled only by a vote of the shareholders.

Trustees may be removed from office by a vote of the holders of a majority of the outstanding shares at a meeting called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon the written request of ten or more shareholders who have been such for at least six months and who hold shares constituting at least 1% of the outstanding shares of the Fund stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, the Fund has undertaken to disseminate appropriate materials at the expense of the requesting shareholders.

The Declaration of Trust provides that the presence at a shareholder meeting in person or by proxy of at least 30% of the shares entitled to vote on a matter shall constitute a quorum. Thus, a meeting of shareholders of the Fund could take place even if less than a majority of the shareholders were represented on its scheduled date. Shareholders would in such a case be permitted to take action which does not require a larger vote than a majority of a quorum, such as the election of trustees and ratification of the selection of auditors. Some matters requiring a larger vote under the Declaration of Trust, such as termination or reorganization of the Fund and certain amendments of the Declaration of Trust, would not be affected by this provision; nor would matters which under the 1940 Act require the vote of a "majority of the outstanding voting securities" as defined in the 1940 Act.

The Declaration of Trust specifically authorizes the Board of Trustees to terminate the Fund (or any Portfolio) by notice to the shareholders without shareholder approval.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for obligations of the Fund. The Declaration of Trust, however, disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Fund or the trustees. Moreover, the Declaration of Trust provides for indemnification out of Fund property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund and the Fund will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered by KFS remote and not material, since it is limited to circumstances in which a disclaimer is inoperative and the Fund itself is unable to meet its obligations.

APPENDIX--RATINGS OF INVESTMENTS

                            COMMERCIAL PAPER RATINGS

A-1, A-2 AND PRIME-1, PRIME-2 COMMERCIAL PAPER RATINGS

Commercial paper rated by Standard & Poor's Corporation has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-1, A-2 or A-3.

The ratings Prime-1 and Prime-2 are the two highest commercial paper ratings assigned by Moody's Investors Service, Inc. Among the factors considered by them in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated Prime-1, 2 or 3.

MIG-1 AND MIG-2 MUNICIPAL NOTES

Moody's Investors Service, Inc.'s ratings for state and municipal notes and other short-term loans will be designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short- term borrowing, while various factors of the first importance in bond risk are of lesser importance in the short run. Loans designated MIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans designated MIG-2 are of high quality, with margins of protection ample although not so large as in the preceding group.

          STANDARD & POOR'S CORPORATION BOND RATINGS, CORPORATE BONDS

AAA. This is the highest rating assigned by Standard & Poor's Corporation to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A. Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

                  MOODY'S INVESTORS SERVICE, INC. BOND RATINGS

AAA. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

                             Cash Equivalent Fund

                        Report of Independent Auditors
                                     and
                             Financial Statements

 Cash Equivalent Fund                                                         12

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS
CASH EQUIVALENT FUND

We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of the Money Market, Government Securities and Tax-Exempt Portfolios, comprising Cash Equivalent Fund, as of July 31, 1995, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the fiscal periods since 1991. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of July 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Portfolios comprising Cash Equivalent Fund at July 31, 1995, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the fiscal periods since 1991, in conformity with generally accepted accounting principles.

                                             ERNST & YOUNG LLP

Chicago, Illinois
September 15, 1995

 Cash Equivalent Fund                                                         13
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
July 31, 1995
(in thousands)

--------------------------------------------------------------------------------

                                                                               MONEY          GOVERNMENT
                                                                               MARKET         SECURITIES       TAX-EXEMPT
ASSETS                                                                       PORTFOLIO        PORTFOLIO        PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
Investments, at amortized cost:
  Short-term securities                                                      $3,309,549         946,543        1,115,186
-------------------------------------------------------------------------------------------------------------------------
  Repurchase agreements                                                         278,144         839,000               --
-------------------------------------------------------------------------------------------------------------------------
Cash                                                                              7,701              --               --
-------------------------------------------------------------------------------------------------------------------------
Receivable for:
  Interest                                                                       11,533           8,339            7,401
-------------------------------------------------------------------------------------------------------------------------
  Fund shares sold                                                                  504              87               59
-------------------------------------------------------------------------------------------------------------------------
  Securities sold                                                                    --              --               90
-------------------------------------------------------------------------------------------------------------------------
      Total assets                                                            3,607,431       1,793,969        1,122,736
-------------------------------------------------------------------------------------------------------------------------
LIABILITIES AND NET ASSETS
-------------------------------------------------------------------------------------------------------------------------
Cash overdraft                                                                       --             947            6,807
-------------------------------------------------------------------------------------------------------------------------
Payable for:
  Dividends                                                                       7,090           3,549            1,424
-------------------------------------------------------------------------------------------------------------------------
  Fund shares redeemed                                                            3,727           2,811            1,900
-------------------------------------------------------------------------------------------------------------------------
  Securities purchased                                                               --              --            2,000
-------------------------------------------------------------------------------------------------------------------------
  Management fee                                                                    498             247              192
-------------------------------------------------------------------------------------------------------------------------
  Distribution fee                                                                1,128             558              307
-------------------------------------------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses                          1,062             444              128
-------------------------------------------------------------------------------------------------------------------------
  Other                                                                             632             315              117
-------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                          14,137           8,871           12,875
-------------------------------------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                                  $3,593,294       1,785,098        1,109,861
-------------------------------------------------------------------------------------------------------------------------
ANALYSIS OF NET ASSETS
-------------------------------------------------------------------------------------------------------------------------
Paid in capital                                                              $3,615,956       1,785,098        1,109,861
-------------------------------------------------------------------------------------------------------------------------
Unrealized depreciation on investments                                          (22,662)             --               --
-------------------------------------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                                  $3,593,294       1,785,098        1,109,861
-------------------------------------------------------------------------------------------------------------------------
THE PRICING OF SHARES
-------------------------------------------------------------------------------------------------------------------------
Shares outstanding, no par value                                              3,593,294       1,785,098        1,109,861
-------------------------------------------------------------------------------------------------------------------------
Net asset value and redemption price per share                                    $1.00            1.00             1.00
-------------------------------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

 Cash Equivalent Fund                                                         14
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
Year ended July 31, 1995
(in thousands)
--------------------------------------------------------------------------------

                                                                                    MONEY           GOVERNMENT
                                                                                   MARKET           SECURITIES      TAX-EXEMPT
                                                                                  PORTFOLIO         PORTFOLIO       PORTFOLIO
                                                                                  --------------------------------------------
INTEREST INCOME                                                                   $ 197,448          91,010          41,541
------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
  Management fee                                                                      5,833           2,704           2,245
------------------------------------------------------------------------------------------------------------------------------
  Distribution fee                                                                   13,132           6,088           3,574
------------------------------------------------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses                             10,550           3,733           1,297
------------------------------------------------------------------------------------------------------------------------------
  Reports to shareholders                                                               292             208             110
------------------------------------------------------------------------------------------------------------------------------
  Registration costs                                                                    150             150             113
------------------------------------------------------------------------------------------------------------------------------
  Professional fees                                                                      96              33              23
------------------------------------------------------------------------------------------------------------------------------
  Trustees' fees and other                                                              105              63              39
------------------------------------------------------------------------------------------------------------------------------
    Total expenses                                                                   30,158          12,979           7,401
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                               167,290          78,031          34,140
------------------------------------------------------------------------------------------------------------------------------
Change in unrealized depreciation on investments                                    (22,662)             --              --
------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                              $ 144,628          78,031          34,140
------------------------------------------------------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
Years ended July 31, 1995 and 1994
(in thousands)
--------------------------------------------------------------------------------

                                                        MONEY MARKET          GOVERNMENT SECURITIES           TAX-EXEMPT
                                                          PORTFOLIO                  PORTFOLIO                 PORTFOLIO
                                              -------------------------------------------------------------------------------
                                                     1995          1994         1995          1994         1995         1994
                                              -------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                        $  167,290        98,121       78,031        57,612       34,140       26,672
-----------------------------------------------------------------------------------------------------------------------------
  Change in unrealized depreciation               (22,662)           --           --            --           --           --
-----------------------------------------------------------------------------------------------------------------------------
Capital contribution from investment manager       22,662            --           --            --           --           --
-----------------------------------------------------------------------------------------------------------------------------
Dividends to shareholders from net
investment income                                (167,290)      (98,121)     (78,031)      (57,612)     (34,140)     (26,672)
-----------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (DOLLAR AMOUNTS AND
NUMBER OF SHARES ARE THE SAME):
  Shares sold                                  11,972,864    11,689,169    5,708,371     7,760,200    3,660,114    4,197,655
-----------------------------------------------------------------------------------------------------------------------------
  Shares issued in reinvestment of dividends      163,874        95,015       76,210        54,760       33,430       26,108
-----------------------------------------------------------------------------------------------------------------------------
                                               12,136,738    11,784,184    5,784,581     7,814,960    3,693,544    4,223,763
  Less shares redeemed                         11,930,689    12,013,575    5,537,494     9,102,306    3,720,584    4,504,169
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from capital
share transactions and total increase
(decrease) in net assets                          206,049      (229,391)     247,087    (1,287,346)     (27,040)    (280,406)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of year                               3,387,245     3,616,636    1,538,011     2,825,357    1,136,901    1,417,307
-----------------------------------------------------------------------------------------------------------------------------
End of year                                    $3,593,294     3,387,245    1,785,098     1,538,011    1,109,861    1,136,901
-----------------------------------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

 Cash Equivalent Fund                                                         15
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

1. DESCRIPTION OF THE FUND

The Fund currently offers three series of shares (Portfolios)--the Money Market Portfolio, the Government Securities Portfolio and the Tax-Exempt Portfolio. The Money Market Portfolio invests primarily in short-term high quality obligations of major banks and corporations. The Government Securities Portfolio invests exclusively in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements thereon. The Tax-Exempt Portfolio invests in short-term high quality municipal securities.

2. SIGNIFICANT ACCOUNTING POLICIES

Investment valuation
Investments are stated at amortized cost, which approximates market value. In the event that a deviation of 1/2 of 1% or more exists between a Portfolio's $1.00 per share net asset value, calculated at amortized cost, and the net asset value calculated by reference to market-based values, or if there is any other deviation that the Board of Trustees believes would result in a material dilution to shareholders or purchasers, the Board of Trustees will promptly consider what action should be initiated.

Investment transactions and interest income
Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments.

Repurchase agreements
Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities. All collateral is held at the Fund's custodian bank, unless otherwise indicated, and is monitored daily by the Fund so that its market value exceeds the carrying value of the repurchase agreement.

Expenses
Expenses arising in connection with a Portfolio are allocated to that Portfolio. Other Fund expenses are allocated among the Portfolios in proportion to their relative net assets.

Fund share valuation and dividends to shareholders
Fund shares are sold and redeemed on a continuous basis at net asset value. On each day that the New York Stock Exchange is open for trading, each Portfolio determines its net asset value per share (NAV) by dividing the total value of the Portfolio's investments and other assets, less liabilities, by the number of Portfolio shares outstanding. The NAV is determined at 11:00 a.m., 1:00 p.m. and 3:00 p.m. Chicago time for the Money Market and Government Securities Portfolios and at 11:00 a.m. and 3:00 p.m. Chicago time for the Tax-Exempt Portfolio. Each Portfolio declares a daily dividend, equal to its net investment income for that day, payable monthly. Net investment income consists of all interest income plus (minus) all realized gains (losses) on portfolio securities, minus all expenses of the Portfolio.

Federal income taxes
Each Portfolio has complied with the special provisions of the Internal Revenue Code available to investment companies and therefore no Federal income tax provision is required.

3. TRANSACTIONS WITH AFFILIATES

Management agreement
The Fund has a management agreement with Kemper Financial Services, Inc. (KFS) and pays a management fee for the Money Market and Government Securities Portfolios at an annual rate of .22% of the first $500 million of combined

 Cash Equivalent Fund                                                         16
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

average daily net assets of those Portfolios declining gradually to .15% of combined average daily net assets in excess of $3 billion. The Tax-Exempt Portfolio pays a management fee at an annual rate of .22% of the first $500 million of average daily net assets of such Portfolio declining gradually to
 .15% of average daily net assets in excess of $3 billion. During the year ended July 31, 1995, the Fund incurred management fees of $10,782,000.

Kemper Asset Holdings, Inc. (KAHI), a subsidiary of Kemper Corporation, the parent company of Kemper Financial Services, Inc., arranged for the issuance of a $85,648,000 irrevocable letter of credit from The Bank of New York for the benefit of the Fund. The letter of credit supports the payment of principal and interest on the Orange County, California obligation held in the Money Market Portfolio. The Fund and KAHI are parties to an agreement related to the letter of credit which provides, among other things, that, in connection with a payment of principal or interest under the letter of credit, the Fund will transfer to KAHI any proceeds received under the Orange County obligation.

Distribution agreement
The Fund also has an administration, shareholder services and distribution agreement with Kemper Distributors, Inc. (KDI). For its services as primary distributor, the Fund pays KDI an annual fee of .38% of average daily net assets for the Money Market and Government Securities Portfolios and .33% of average daily net assets for the Tax-Exempt Portfolio. For the year ended July 31, 1995, the Fund incurred distribution fees of $22,794,000. KDI has related service agreements with various firms to provide cash management and other services for Fund shareholders. Under these agreements, KDI pays such firms based on the average daily net assets of those accounts that they maintain and service at an annual rate ranging from .15% to .40% for the Money Market and Government Securities Portfolios, and from .15% to .33% for the Tax-Exempt Portfolio. During the year ended July 31, 1995, KDI paid fees of $23,101,000 to various firms (including $10,059,000 paid to affiliated dealers) pursuant to the related service agreements.

Custodian and transfer agent agreements
The Fund has a custodian and a transfer agent agreement with Investors Fiduciary Trust Company (IFTC), which was 50% owned by KFS until January 31, 1995 when KFS completed the sale of IFTC to a third party. For the year ended July 31, 1995, the Fund incurred custodian and transfer agent fees of $11,253,000 (excluding related expenses). Pursuant to a services agreement with IFTC, Kemper Service Company (KSvC), an affiliate of KFS, is the Shareholder Service Agent of the Fund. For the year ended July 31, 1995, IFTC remitted shareholder service fees of $10,759,000 to KSvC.

Kemper Clearing Corp. (KCC), an affiliate of KFS, pursuant to an agreement with KSvC, performs bookkeeping, data processing and shareholder services for KCC clients who are Fund shareholders. For the year ended July 31, 1995, KCC earned $3,242,000 from KSvC for account maintenance fees.

Officers and trustees
Certain officers or trustees of the Fund are also officers or directors of KFS. During the year ended July 31, 1995, the Fund made no payments to its officers and incurred trustees' fees of $78,000 to independent trustees.

 Cash Equivalent Fund                                                         17
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                                                   YEAR ENDED JULY 31,
MONEY MARKET PORTFOLIO                                           1995         1994         1993         1992         1991
----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                                 $1.00         1.00         1.00         1.00         1.00
----------------------------------------------------------------------------------------------------------------------------
Net investment income and dividends declared                         .05          .03          .03          .04          .07
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                       $1.00         1.00         1.00         1.00         1.00
----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (%):                                                   4.95         2.82         2.60         4.09         6.76
----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (%):
Expenses                                                             .87          .88          .85          .82          .84
----------------------------------------------------------------------------------------------------------------------------
Net investment income                                               4.84         2.78         2.57         4.01         6.57
----------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of year (in thousands)                      $3,593,294    3,387,245    3,616,636    3,916,708    3,719,927
----------------------------------------------------------------------------------------------------------------------------

                                                                                   YEAR ENDED JULY 31,
GOVERNMENT SECURITIES PORTFOLIO                                  1995         1994         1993         1992         1991
----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                                 $1.00         1.00         1.00         1.00         1.00
----------------------------------------------------------------------------------------------------------------------------
Net investment income and dividends declared                         .05          .03          .03          .04          .06
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                       $1.00         1.00         1.00         1.00         1.00
----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (%):                                                   4.96         2.82         2.60         4.12         6.62
----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (%):
Expenses                                                             .81          .81          .78          .75          .72
----------------------------------------------------------------------------------------------------------------------------
Net investment income                                               4.87         2.72         2.57         4.06         6.38
----------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of year (in thousands)                      $1,785,098    1,538,011    2,825,357    3,000,890    3,239,272
----------------------------------------------------------------------------------------------------------------------------

                                                                                   YEAR ENDED JULY 31,
TAX-EXEMPT PORTFOLIO                                             1995         1994         1993         1992         1991
----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                                 $1.00         1.00         1.00         1.00         1.00
----------------------------------------------------------------------------------------------------------------------------
Net investment income and dividends declared                         .03          .02          .02          .03          .05
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                       $1.00         1.00         1.00         1.00         1.00
----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (%):                                                   3.21         2.05         2.12         3.29         4.75
----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (%):
Expenses                                                             .68          .68          .64          .64          .64
----------------------------------------------------------------------------------------------------------------------------
Net investment income                                               3.15         2.02         2.09         3.21         4.65
----------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of year (in thousands)                      $1,109,861    1,136,901    1,417,307    1,289,560    1,129,368
----------------------------------------------------------------------------------------------------------------------------

NOTE:

The Money Market Portfolio's total return for the year ended July 31, 1995 includes the effect of a capital contribution from the investment manager. Without the capital contribution, the total return would have been 4.28%.

 Cash Equivalent Fund                                                         18
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

FEDERAL TAX STATUS OF 1995 DIVIDENDS

All of the dividends from the Money Market and Government Securities Portfolios are taxable as ordinary income. All of the dividends from the Tax-Exempt Portfolio constitute tax-exempt interest which is not taxable for federal income tax purposes; however, a portion of the dividends paid may be includable in the alternative minimum tax calculation.

These dividends, whether received in cash or reinvested in shares, must be included in your federal income tax return and must be reported by the Fund to the Internal Revenue Service in accordance with U.S. Treasury Department Regulations.

                              CASH EQUIVALENT FUND

                                    PART C.

                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

     (a) Financial Statements

         (i) Financial statements included in Part A of the Registration
             Statement:

               Financial Highlights.

        (ii) Financial statements included in Part B of the Registration
             Statement:


            Statements of assets and liabilities--July 31, 1995.



            Statements of operations for the year ended July 31, 1995.



            Statements of changes in net assets for each of the two years in the period ended July 31, 1995.



            Portfolios of investments--July 31, 1995.


            Notes to financial statements.


        Schedules II, III, IV and V are omitted as the required information is not present.



        Schedule I has been omitted as the required information is presented in the portfolios of investments at July 31, 1995.


     (b) Exhibits


        99.b 1.(a)   Amended and Restated Agreement and Declaration of Trust.
        99.b 1.(b)   Written Instrument Amending Agreement and Declaration of Trust.
        99.b 2.      By-Laws.
        99.b 3.      Inapplicable.
        99.b 4.      Text of Share Certificate.
        99.b 5.(a)   Investment Management Agreement.
        99.b 5.(b)   Investment Management Agreement.
        99.b 6.(a)   Underwriting Agreement.
        99.b 6.(b)   Administration, Shareholder Services and Distribution Agreement.
        99.b 6.(c)   Assignment and Assumption Agreement.
        99.b 6.(d)   Form of Administration Services and Selling Group Agreement.
        99.b 7.      Inapplicable.
        99.b 8.      Custody Agreement.
        99.b 9.      Agency Agreement.
        99.b10.      Legal Opinion and Consent.
        99.b11.      Report and Consent of Independent Auditors.
        99.b12.      Inapplicable.
        99.b13.      Inapplicable.
        99.b14.(a)   Kemper Retirement Plan Prototype.
        99.b14.(b)   Model Individual Retirement Account.
        99.b15.      See Items 99.b6.(a), (b), (c) and (d).
        99.b16.      Performance Calculations.
        99.b18.      Inapplicable.
        99.b24.      Powers of Attorney.
        99.485(b)    Representation of Counsel (Rule 485(b)).
           27.1MMP   Financial Data Schedule.
           27.2GSP   Financial Data Schedule.
           27.3TEP   Financial Data Schedule.



ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT


     Inapplicable.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES


     As of November 1, 1995, there were 18,793 holders of record of the Money Market Portfolio, 4,276 holders of record of the Government Securities Portfolio and 4,358 holders of record of the Tax-Exempt Portfolio of Registrant.


ITEM 27. INDEMNIFICATION

     Article VIII of the Registrant's Agreement and Declaration of Trust (Exhibit 1 hereto, which is incorporated herein by reference) provides in effect that the Registrant will indemnify its officers and trustees under certain circumstances. However, in accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and its own terms, said Article of the Agreement and Declaration of Trust does not protect any person against any liability to the Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question as to whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28.(A) BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     Information pertaining to business and other connections of the Registrant's investment adviser is hereby incorporated by reference to the section of the Prospectus captioned "Investment Manager and Shareholder Services," and to the section of the Statement of Additional Information captioned "Investment Manager and Shareholder Services."

     Kemper Financial Services, Inc., investment adviser of the Registrant, is investment adviser of the following:

Kemper Mutual Funds:
Kemper Technology Fund
Kemper Total Return Fund
Kemper Growth Fund
Kemper Small Capitalization Equity Fund
Kemper Income and Capital Preservation Fund
Kemper Money Market Fund
Kemper National Tax-Free Income Series
Kemper Diversified Income Fund
Kemper High Yield Fund
Cash Equivalent Fund
Kemper U.S. Government Securities Fund
Kemper International Fund
Kemper Portfolios
Kemper State Tax-Free Income Series
Tax-Exempt California Money Market Fund
Kemper Adjustable Rate U.S. Government Fund
Kemper Blue Chip Fund
Kemper Global Income Fund
Kemper Target Equity Fund
Cash Account Trust
Investors Cash Trust
Tax-Exempt New York Money Market Fund
Kemper Value Plus Growth Fund
Kemper Closed-End Funds:
Kemper High Income Trust
Kemper Intermediate Government Trust
Kemper Municipal Income Trust
Kemper Multi-Market Income Trust
Kemper Strategic Municipal Income Trust
The Growth Fund of Spain, Inc.
Kemper Strategic Income Fund

Kemper Financial Services, Inc. also furnishes investment advice to and manages investment portfolios for other clients including Kemper Investors Fund, Sterling Funds and Kemper International Bond Fund.

Item 28(b)(i) Business and Other Connections of Officers and Directors of Kemper Financial Services Inc., the Investment Advisor


MATHIS, DAVID B.
  Director, Kemper Financial Services, Inc.
  Director, Federal Kemper Life Assurance Company
  Director, Fidelity Life Association
  Director, Chairman and Chief Executive Officer, Kemper Corporation Director, Kemper Financial Companies, Inc.
  Director, Kemper Investors Life Insurance Company
  Director, IMC Global, Inc.
  Trustee, Kemper Funds
  Chairman of the Board, Lumbermen's Mutual Casualty Company

TIMBERS, STEPHEN B.
  Director, Chairman, Chief Executive Officer and Chief Investment Officer, Kemper Financial Services, Inc.
  Director, Vice President, Kemper Asset Holdings, Inc.
  Director, Kemper Distributors, Inc.
  Director, Chairman, Kemper Asset Management Company
  Director, Chairman, Kemper Service Company
  Director, Federal Kemper Life Assurance Company
  Director, Dreman Value Advisors, Inc.
  Director, Vice President, FKLA Loire Court, Inc.
  Vice President, FKLA Realty Corporation
  Director, President, Galaxy Offshore, Inc.
  Director, Vice President, FLA First Nationwide, Inc.
  Director, Vice President, FLA Plate Building, Inc.
  Vice President, FLA Realty Corp.
  Director, President and Chief Operating Officer, Kemper
  Corporation
  Director, Chairman, President and Chief Executive Officer, Kemper Financial Companies, Inc.
  Director, President, Kemper International Management, Inc.
  Director, Kemper Investors Life Insurance Company
  Trustee and President, Kemper Funds
  Vice President, Kemper Portfolio Corp.
  Director, Vice President, Kemper Real Estate, Inc.

  Director, Vice President, Kemper/Cymrot Management, Inc.
  Director, Vice President, Kemper/Cymrot, Inc.
  Vice President, KFC Portfolio Corp.
  Director, Vice President, KI Arnold Industrial, Inc.
  Director, Vice President, KI Canyon Park, Inc.
  Director, Vice President, KI Centreville, Inc.
  Director, Vice President, KI Colorado Boulevard, Inc.
  Director, Vice President, KI Dublin Boulevard, Inc.
  Director, Vice President, KI LaFiesta Square, Inc.
  Director, Vice President, KI Lewinsville, Inc.
  Director, Vice President, KI Monterey Research, Inc.
  Director, Vice President, KI Olive Street, Inc.
  Director, Vice President, KI Sutter Street, Inc.
  Director, Vice President, KI Thornton Boulevard, Inc.
  Vice President, KILICO Realty Corporation
  Director, Vice President, KR 77 Fitness Center, Inc.
  Director, Vice President, KR Avondale Redmond, Inc.
  Director, Vice President, KR Black Mountain, Inc.
  Director, Vice President, KR Brannan Resources, Inc.
  Director, Vice President, KR Clay Capital, Inc.
  Director, Vice President, KR Cranbury, Inc.
  Director, Vice President, KR Delta Wetlands, Inc.
  Director, Vice President, KR Gainesville, Inc.
  Director, Vice President, KR Hotels, Inc.
  Director, Vice President, KR Lafayette Apartments, Inc.
  Director, Vice President, KR Lafayette BART, Inc.
  Director, Vice President, KR Palm Plaza, Inc.
  Director, Vice President, KR Red Hill Associates, Inc.
  Director, Vice President, KR Seagate/Gateway North, Inc.
  Director, Vice President, KR Venture Way, Inc.
  Director, Vice President, KR Walnut Creek, Inc.
  Director, The LTV Corporation
  Director, Investment Analysts Society of Chicago

NEAL, JOHN E.
  Director, President and Chief Operating Officer, Kemper Financial Services, Inc.,
  Senior Vice President, Kemper Corporation
  Director, President, Kemper Service Company
  Director, Kemper Distributors, Inc.
  Director, Kemper Asset Management Company
  Director, Dreman Value Advisors, Inc.
  Director, Ardenwood Financial Corporation
  Director, Avondale Redmond, Inc.
  Director, Black Mountain, Inc.
  Director, Brannan Resources, Inc.
  Director, Butterfield Financial Corporation
  Director, Camelot Financial Corporation
  Director, Clay Capital, Inc.
  Director, Coast Broadcasting Company

  Director, Crow Canyon, Inc.
  Director, Hawaii Kai Development Company
  Director, Kacor Gateway, Inc.
  Director, Kailua Associates, Inc.
  Director, Kacor Trust Deed Company
  Director, Community Investment Corporation
  Director, Continental Community Development Corporation
  Director, President, Kemper Real Estate, Inc.
  Director, President, Kemper Cymrot, Inc.
  Director, President, Cymrot Management, Inc.
  Director, President, FKLA Loire Court, Inc.
  Director, Vice President, FKLA Realty Corporation
  Director, President, FLA First Nationwide, Inc.
  Director, President, FLA Plate Building, Inc.
  Director, Vice President, FLA Realty Corporation
  Director, Kemper/Lumbermens Properties, Inc.
  Director, Senior Vice President, Kemper Real Estate Management Company Director, KRDC, Inc.
  Director, Lafayette Apartments, Inc.
  Director, Lafayette Hills, Inc.
  Director, Margarita Village Retirement Community, Inc.
  Director, Mesa Homes
  Director, Mesa Homes Brokerage Company
  Director, Mount Doloroes Corporation
  Director, Montgomery Gallery, Inc.
  Director, Monterey Research Park, Inc.
  Director, One Corporate Centre, Inc.
  Director, Pacific Homes, Inc.
  Director, Palomar Triad, Inc.
  Director, Pine/Battery Properties, Inc.
  Director, Rancho and Industrial Property Brokerage, Inc.
  Director, Rancho California, Inc.
  Director, Rancho Regional Shopping Center, Inc.
  Director, Red Hill Associates, Inc.
  Director, Seagate Associates, Inc.
  Director, Seattle Gateway, Inc.
  Director, Sutter Street, Inc.
  Director, Technology Way, Inc.
  Director, Time DC, Inc.
  Director, Tourelle Corporation
  Director, Two Corporate Centre, Inc.
  Director, Venture Way, Inc.
  Director, Vice President, Kemper Portfolio Corporation
  Director, Vice President, KFC Portfolio Corporation
  Director, Vice President, KILICO Realty Corporation
  Director, President, KI Arnold Industrial, Inc.
  Director, President, KI Canyon Park, Inc.
  Director, President, KI Centreville, Inc.
  Director, President, KI Colorado Boulevard, Inc.
  Director, President, KI Dublin Boulevard, Inc.
  Director, President, KI LaFiesta Square, Inc.

  Director, President, KI Lewinsville, Inc.
  Director, President, KI Monterey Research, Inc.
  Director, President, KI Olive Street, Inc.
  Director, President, KI Thornton Boulevard, Inc.
  Director, President, KI Sutter Street, Inc.
  Director, President, KR 77 Fitness Center, Inc.
  Director, President, KR Avondale Redmond, Inc.
  Director, President, KR Black Mountain, Inc.
  Director, President, KR Brannan Resources, Inc.
  Director, President, KR Clay Capital, Inc.
  Director, President, KR Cranbury, Inc.
  Director, President, KR Delta Wetlands, Inc.
  Director, President, KR Gainesville, Inc.
  Director, President, KR Hotels, Inc.
  Director, President, KR Lafayette Apartments, Inc.
  Director, President, KR Lafayette BART, Inc.
  Director, President, KR Palm Plaza, Inc.
  Director, President, KR Red Hill Associates, Inc.
  Director, President, KR Seagate/Gateway North, Inc.
  Director, President, KR Venture Way, Inc.
  Director, President, KR Walnut Creek, Inc.
  Director, K-P Greenway, Inc.
  Director, K-P Plaza Dallas, Inc.
  Director, Kemper/Prime Acquisition Fund, Inc.
  Director, KRDC, Inc.
  Director, RespiteCare
  Director, President, SMS Realty Corp.
  Director, Urban Shopping Centers, Inc.
  Vice President, Kemper-Dreman Fund, Inc.
  Vice President, Kemper Value Plus Growth Fund
  Vice President, Kemper Quantitative Equity Fund
  Vice President, Kemper Horizon Fund

PETERS, JOHN E.
  Director, Senior Executive Vice President, Kemper Financial
  Services, Inc.
  Director, Dreman Value Advisors, Inc.
  Director, President, Kemper Distributors, Inc.
  Vice President, Kemper Asset Management Company
  Vice President, Kemper Funds
  Director, Kemper Service Company

FITZPATRICK, JOHN H.
  Director, Chief Financial Officer, Kemper Financial Services, Inc. Director, Ardenwood Financial Corporation
  Director, Camelot Financial Corporation
  Director, Crow Canyon, Inc.
  Director, Hawaii Kai Development Company
  Director, Kacor Gateway, Inc.
  Director, Kacor Trust Deed Company
  Director, Senior Vice President and Chief Financial Officer,

  Federal Kemper Life Assurance Company
  Senior Vice President, Chief Financial Officer, Fidelity Life
  Association
  Director, Vice President, FKLA Loire Court, Inc.
  Director, Vice President, FLA First Nationwide, Inc.
  Director, Vice President, FLA Plate Building, Inc.
  Director, Executive Vice President and Chief Financial Officer, Kemper Corporation
  Director, Executive Vice President and Chief Financial
  Officer, Kemper Financial Companies, Inc.
  Senior Vice President, Kemper Investors Life Insurance Company Director, Vice President, Kemper/Cymrot Management, Inc. Director, Vice President, Kemper/Cymrot, Inc.
  Director, Vice President, Kemper/Lumbermens Properties, Inc. Director, Senior Vice President, Kemper Real Estate Management Company
  Director, KRDC, Inc.
  Director, Margarita Village Retirement Community, Inc.
  Director, Mesa Homes
  Director, Mesa Homes Brokerage Company
  Director, Montgomery Gallery, Inc.
  Director, One Corporate Centre, Inc.
  Director, Pacific Homes, Inc.
  Director, Palomar Triad, Inc.
  Director, Pine/Battery Properties, Inc.
  Director, Rancho and Industrial Property Brokerage, Inc. Director, Rancho California, Inc.
  Director, Rancho Regional Shopping Center, Inc.
  Director, Seattle Gateway, Inc.
  Director, SMS Realty Corporation
  Director, Sutter Street, Inc.
  Director, Time DC, Inc.
  Director, Two Corporate Centre, Inc.
  Director, Vice President, KFC Portfolio Corp.
  Director, Vice President, KI Arnold Industrial, Inc.
  Director, Vice President, KI Canyon Park, Inc.
  Director, Vice President, KI Centreville, Inc.
  Director, Vice President, KI Colorado Boulevard, Inc.
  Director, Vice President, KI Dublin Boulevard, Inc.
  Director, Vice President, KI LaFiesta Square, Inc.
  Director, Vice President, KI Lewinsville, Inc.
  Director, Vice President, KI Monterey Research, Inc.
  Director, Vice President, KI Olive Street, Inc.
  Director, Vice President, KI Sutter Street, Inc.
  Director, Vice President, KI Thornton Boulevard, Inc.
  Director, Vice President, KILICO Realty Corporation
  Director, Vice President, KR 77 Fitness Center, Inc.
  Director, Vice President, KR Avondale Redmond, Inc.
  Director, Vice President, KR Black Mountain, Inc.
  Director, Vice President, KR Brannan Resources, Inc.
  Director, Vice President, KR Clay Capital, Inc.
  Director, Vice President, KR Cranbury, Inc.
  Director, Vice President, KR Delta Wetlands, Inc.
  Director, Vice President, KR Gainesville, Inc.

  Director, Vice President, KR Hotels, Inc.
  Director, Vice President, KR Lafayette Apartments, Inc.
  Director, Vice President, KR Lafayette BART, Inc.
  Director, Vice President, KR Palm Plaza, Inc.
  Director, Vice President, KR Red Hill Associates, Inc.
  Director, Vice President, KR Seagate/Gateway North, Inc.
  Director, Vice President, KR Venture Way, Inc.
  Director, Vice President, KR Walnut Creek, Inc.


BEIMFORD, JR., JOSEPH P.
  Executive Vice President, Kemper Financial Services, Inc. Vice President, Cash Account Trust
  Vice President, Cash Equivalent Fund
  Vice President, Galaxy Offshore, Inc.
  Vice President, Investors Cash Trust
  Vice President, Kemper Adjustable Rate U.S. Government Fund Vice President, Kemper Diversified Income Fund
  Vice President, Kemper Global Income Fund
  Vice President, Kemper High Income Trust
  Vice President, Kemper High Yield Fund
  Vice President, Kemper Income and Capital Preservation Fund Vice President, Kemper Intermediate Government Trust
  Vice President, Kemper International Bond Fund
  Vice President, Kemper Investors Fund
  Vice President, Kemper Money Market Fund
  Vice President, Kemper Multi-Market Income Trust
  Vice President, Kemper Municipal Income Trust
  Vice President, Kemper National Tax-Free Income Series
  Vice President, Kemper Portfolios
  Vice President, Kemper State Tax-Free Income Series
  Vice President, Kemper Strategic Income Fund
  Vice President, Kemper Strategic Municipal Income Trust Vice President, Kemper U.S. Government Securities Fund
  Vice President, Sterling Funds
  Vice President, Tax-Exempt California Money Market Fund Vice President, Tax-Exempt New York Money Market Fund

CHAPMAN II, WILLIAM E.
  Executive Vice President, Kemper Financial Services, Inc.
  Director, Executive Vice President, Kemper Distributors, Inc.

COXON, JAMES H.
  Executive Vice President, Kemper Financial Services, Inc.
  Director, Vice President, Galaxy Offshore, Inc.
  Executive Vice President, Kemper Asset Management Company

FERRO, DENNIS H.
  Executive Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper International Fund
  Director, Managing Director-Equities, Kemper Investment Management Company Limited
  Vice President, Kemper Investors Fund
  Vice President, Kemper Target Equity Fund

  Vice President, The Growth Fund of Spain, Inc.

GREENAWALT, JAMES L.
  Executive Vice President, Kemper Financial Services, Inc.
  Director, Executive Vice President, Kemper Distributors, Inc.

JOHNS, GORDON K.
  Executive Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Global Income Fund
  Vice President, Kemper Diversified Income Fund
  Vice President, Kemper International Bond Fund
  Vice President, Kemper International Management, Inc.
  Managing Director and Joint Secretary, Kemper Investment
  Management Company Limited
  Vice President, Kemper Multi-Market Income Trust
  Director, Thames Heritage Parade Limited

LANGBAUM, GARY A.
  Executive Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Total Return Fund
  Vice President, Kemper Investors Fund

REYNOLDS, STEVEN H.
  Executive Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Technology Fund
  Vice President, Kemper Total Return Fund
  Vice President, Kemper Growth Fund
  Vice President, Kemper Small Capitalization Equity Fund
  Vice President, Kemper International Fund
  Vice President, Kemper Blue Chip Fund
  Vice President, Kemper Value Plus Growth Fund
  Vice President, Kemper Quantitative Equity Fund
  Vice President, Kemper Target Equity Fund
  Vice President, Kemper Sterling Funds
  Vice President, Kemper Horizon Fund
  Vice President, Kemper Investors Fund
  Vice President, The Growth Fund of Spain, Inc.

SILIGMUELLER, DALE S.
  Executive Vice President, Kemper Financial Services, Inc.
  Director, Executive Vice President, Kemper Service Company

BUKOWSKI, DANIEL J.
  Senior Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Quantitative Equity Fund
  Vice President, Kemper Value Plus Growth Fund

BUTLER, DAVID H.
  Senior Vice President, Kemper Financial Services, Inc.

CERVONE, DAVID M.
  Senior Vice President, Kemper Financial Services, Inc.

CESSINE, ROBERT S.
  Senior Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Income and Capital Preservation Fund
  Vice President, Kemper Diversified Income Fund
  Vice President, Kemper Multi-Market Income Trust

CHESTER, TRACY McCORMICK
  Senior Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Blue Chip Fund
  Vice President, Kemper Target Equity Fund
  Vice President, Kemper Value Plus Growth Fund

CIARLELLI, ROBERT W.
  Senior Vice President, Kemper Financial Services, Inc.
  Executive Vice President, Kemper Service Company

COLLECCHIA, FRANK E.
  Senior Vice President, Kemper Financial Services, Inc. Senior Investment Officer, Federal Kemper Life Assurance Company
  Senior Investment Officer, Fidelity Life Association
  Vice President, FKLA Loire Court, Inc.
  Vice President, FLA First Nationwide, Inc.
  Vice President, FLA Plate Building, Inc.
  Vice President, Galaxy Offshore, Inc.
  Senior Investment Officer, Kemper Investors Life Insurance
  Company
  Vice President, KI Arnold Industrial, Inc.
  Vice President, KI Canyon Park, Inc.
  Vice President, KI Centreville, Inc.
  Vice President, KI Colorado Boulevard, Inc.
  Vice President, KI Dublin Boulevard, Inc.
  Vice President, KI LaFiesta Square, Inc.
  Vice President, KI Lewinsville, Inc.
  Vice President, KI Monterey Research, Inc.
  Vice President, KI Olive Street, Inc.
  Vice President, KI Sutter Street, Inc.
  Vice President, KI Thornton Boulevard, Inc.
  Vice President, KR 77 Fitness Center, Inc.
  Vice President, KR Avondale Redmond, Inc.
  Vice President, KR Black Mountain, Inc.
  Vice President, KR Brannan Resources, Inc.
  Vice President, KR Clay Capital, Inc.
  Vice President, KR Cranbury, Inc.
  Vice President, KR Delta Wetlands, Inc.
  Vice President, KR Gainesville, Inc.
  Vice President, KR Halawa Associates, Inc.
  Vice President, KR Hotels, Inc.
  Vice President, KR Lafayette Apartments, Inc.
  Vice President, KR Lafayette BART, Inc.
  Vice President, KR Palm Plaza, Inc.
  Vice President, KR Red Hill Associates, Inc.
  Vice President, KR Seagate/Gateway North, Inc.
  Vice President, KR Venture Way, Inc.
  Vice President, KR Walnut Creek, Inc.

COLLORA, PHILIP J.
  Senior Vice President and Assistant Secretary, Kemper Financial
  Services, Inc.
  Vice President and Secretary, Kemper Funds
  Assistant Secretary, Kemper International Management, Inc.

DIERENFELDT, DAVID F.
  Senior Vice President, Associate General Counsel,
  Assistant Secretary, Kemper Financial Services, Inc.
  Vice President and Secretary, Kemper Distributors, Inc.
  Secretary, Dreman Value Advisors, Inc.
  Assistant Secretary, Galaxy Offshore, Inc.

  Director, Secretary, INVEST Financial Corporation
  Secretary, INVEST Financial Corporation Holding Company Assistant Secretary, Investors Brokerage Services
  Insurance Agency, Inc.
  Assistant Secretary, Investors Brokerage Services, Inc. Secretary, Kemper Asset Management Company
  Assistant Secretary, Kemper International Management, Inc. Assistant Secretary, Kemper Investment Management Company Limited
  Vice President and Assistant Secretary, Kemper Investors Fund Secretary, Kemper Service Company

DUDASIK, PATRICK H.
  Senior Vice President, Kemper Financial Services, Inc.
  Executive Vice President, Chief Financial Officer and Treasurer, Dreman Value Advisors, Inc.
  Vice President and Treasurer, Kemper Asset Management Company Treasurer and Chief Financial Officer, Kemper Distributors, Inc. Treasurer and Chief Financial Officer, Kemper Service Company Director and Treasurer, Kemper Investment Management Company Limited

DUFFY, JEROME L.
  Senior Vice President, Kemper Financial Services, Inc.
  Treasurer, Kemper Funds

GALLAGHER, MICHAEL L.
  Senior Vice President, Kemper Financial Services, Inc.
  Senior Vice President, Kemper Service Company

GLASSMAN, HARVEY
  Senior Vice President, Kemper Financial Services, Inc.

GOERS, RICHARD A.
  Senior Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Technology Fund

GUENTHER, HAROLD E.
  Senior Vice President, Kemper Financial Services, Inc.
  Vice President, Galaxy Offshore, Inc.

HUSSEY, KAREN A.
  Senior Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Investors Fund
  Vice President, Kemper Small Capitalization Equity Fund

INNES, BRUCE D.
  Senior Vice President, Kemper Financial Services, Inc.
  Co-President, International Association of Corporate and
  Professional Recruiters

KLEIN, GEORGE
  Senior Vice President, Kemper Financial Services, Inc.
  Director, Executive Vice President, Kemper Asset Management
  Company

KORTH, FRANK D.
  Senior Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Technology Fund

McNAMARA, MICHAEL A.
  Senior Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Diversified Income Fund
  Vice President, Kemper High Income Trust
  Vice President, Kemper High Yield Fund
  Vice President, Kemper Investors Fund
  Vice President, Kemper Multi-Market Income Trust
  Vice President, Kemper Strategic Income Fund

MIER, CHRISTOPHER J.
  Senior Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper National Tax-Free Income Series
  Vice President, Kemper Municipal Income Trust
  Vice President, Kemper State Tax-Free Income Series
  Vice President, Kemper Strategic Municipal Income Trust
  Vice President, Sterling Funds

MURRIHY, MAURA J.
  Senior Vice President, Kemper Financial Services, Inc.

NATHANSON, IRA
  Senior Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Corporation

RABIEGA, CRAIG F.
  Senior Vice President, Kemper Financial Services, Inc.
  First Vice President, Kemper Service Company

RACHWALSKI, JR. FRANK J.
  Senior Vice President, Kemper Financial Services, Inc.
  Vice President, Cash Account Trust
  Vice President, Cash Equivalent Fund
  Vice President, Investors Cash Trust
  Vice President, Kemper Investors Fund
  Vice President, Kemper Money Market Fund
  Vice President, Kemper Portfolios

  Vice President, Sterling Funds
  Vice President, Tax-Exempt California Money Market Fund
  Vice President, Tax-Exempt New York Money Market Fund

REGNER, THOMAS M.
  Senior Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Horizon Fund

RESIS, JR., HARRY E.
  Senior Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Diversified Income Fund
  Vice President, Kemper High Income Trust
  Vice President, Kemper High Yield Fund
  Vice President, Kemper Investors Fund
  Vice President, Kemper Multi-Market Income Trust
  Vice President, Kemper Strategic Income Fund

SCHUMACHER, ROBERT T.
  Senior Vice President, Kemper Financial Services, Inc.


SMITH, JR., EDWARD BYRON
  Senior Vice President, Kemper Financial Services, Inc.

VINCENT, CHRISTOPHER T.
  Senior Vice President, Kemper Financial Services, Inc.
  First Vice President, Kemper Asset Management Company

BAZAN, KENNETH M.
  First Vice President, Kemper Financial Services, Inc.
  Director, K-P Greenway, Inc.
  Director, K-P Plaza Dallas, Inc.
  Director, Kemper/Prime Acquisition Fund, Inc.

BOEHM, JONATHAN J.
  First Vice President, Kemper Financial Services, Inc.
  Senior Vice President, Kemper Service Company

BURROW, DALE R.
  First Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Strategic Municipal Income Trust

BYRNES, ELIZABETH A.
  First Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Adjustable Rate U.S. Government Fund
  Vice President, Kemper Intermediate Government Trust

CHIEN, CHRISTINE
  First Vice President, Kemper Financial Services, Inc.

DeMAIO, CHRIS C.
  First Vice President, Kemper Financial Services, Inc.
  Vice President and Chief Accounting Officer, Kemper Service
  Company

DEXTER, STEPHEN P.
  First Vice President, Kemper Financial Services, Inc.

DOYLE, DANIEL J.
  First Vice President, Kemper Financial Services, Inc.

FENGER, JAMES E.
  First Vice President, Kemper Financial Services, Inc.

HALE, DAVID D.
  First Vice President, Kemper Financial Services, Inc.

HARRINGTON, MICHAEL E.
  First Vice President, Kemper Financial Services, Inc.

HORTON, ROBERT J.
  First Vice President, Kemper Financial Services, Inc.

JACOBS, PETER M.
  First Vice President, Kemper Financial Services, Inc.

KEELEY, MICHELLE M.
  First Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Intermediate Government Trust
  Vice President, Kemper Portfolios

KIEL, CAROL L.
  First Vice President, Kemper Financial Services, Inc.

LAUGHLIN, ANN M.
  First Vice President, Kemper Financial Services, Inc.

LENTZ, MAUREEN P.
  First Vice President, Kemper Financial Services, Inc.

McCRINDLE-PETRARCA, SUSAN
  First Vice President, Kemper Financial Services, Inc.

MINER, EDWARD
  First Vice President, Kemper Financial Services, Inc.

MURRAY, SCOTT S.
  First Vice President, Kemper Financial Services, Inc.

  Vice President, Kemper Service Company

PAYNE, III, ROBERT D.
  First Vice President, Kemper Financial Services, Inc.

PANOZZO, ROBERTA L.
  First Vice President, Kemper Financial Services, Inc.

RADIS, STEVE A.
  First Vice President, Kemper Financial Services, Inc.

RATEKIN, DIANE E.
  First Vice President, Assistant General Counsel and Assistant
  Secretary,   Kemper Financial Services, Inc.
  Assistant Secretary, Kemper Distributors, Inc.

SILVIA, JOHN E.
  First Vice President, Kemper Financial Services, Inc.

STUEBE, JOHN W.
  First Vice President, Kemper Financial Services, Inc.
  Vice President, Cash Account Trust
  Vice President, Cash Equivalent Fund

THOUIN-LEERKAMP, EDITH A.
  First Vice President, Kemper Financial Services, Inc.
  Director-European Equities, Kemper Investment Management Company Limited

TRUTTER, JONATHAN W.
  First Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Diversified Income Fund
  Vice President, Kemper Multi-Market Income Trust
  Vice President, Kemper Strategic Income Fund

WETHERALD, ROBERT F.
  First Vice President, Kemper Financial Services, Inc.

WILLSON, STEPHEN R.
  First Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Strategic Municipal Income Trust

WITTNEBEL, MARK E.
  First Vice President, Kemper Financial Services, Inc.

BARRY, JOANN M.
  Vice President, Kemper Financial Services, Inc.

BODEM, RICHARD A.
  Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Service Company

CARNEY, ANNE T.
  Vice President, Kemper Financial Services, Inc.

CARTER, PAUL J.
  Vice President, Kemper Financial Services, Inc.

CHRISTIANSEN, HERBERT A.
  Vice President, Kemper Financial Services, Inc.
  First Vice President, Kemper Service Company

COHEN, JERRI I.
  Vice President, Kemper Financial Services, Inc.

ESOLA, CHARLES J.
  Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Service Company

FRIHART, THORA A.
  Vice President, Kemper Financial Services, Inc.

GERACI, AUGUST L.
  Vice President, Kemper Financial Services, Inc.

GERICKE, KATHLEEN E.
  Vice President, Kemper Financial Services, Inc.

GOLAN, JAMES S.
  Vice President, Kemper Financial Services, Inc.

HESS, THOMAS L.
  Vice President, Kemper Financial Services, Inc.

HUOT, LISA L.
  Vice President, Kemper Financial Services, Inc.

KARWOWSKI, KENNETH F.
  Vice President, Kemper Financial Services, Inc.

KNAPP, WILLIAM M.
  Vice President, Kemper Financial Services, Inc.

KOCH, DEBORAH L.
  Vice President, Kemper Financial Services, Inc.

KOURY, KATHRYN E.
  Vice President, Kemper Financial Services, Inc.

KRANZ, KATHY J.
  Vice President, Kemper Financial Services, Inc.

KRUEGER, PAMELA D.
  Vice President, Kemper Financial Services, Inc.

KYCE, JOYCE
  Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Service Company

LeFEBVRE, THOMAS J.
  Vice President, Kemper Financial Services, Inc.

MANGIPUDI, V. RAO
  Vice President, Kemper Financial Services, Inc.

McGOVERN, KAREN B.
  Vice President, Kemper Financial Services, Inc.

MILLER, MAUREEN A.
  Vice President, Kemper Financial Services, Inc.

MITCHELL, KATHERINE H.
  Vice President, Kemper Financial Services, Inc.

MURPHY, THOMAS M.
  Vice President, Kemper Financial Services, Inc.

NEVILLE, BRIAN P.
  Vice President, Kemper Financial Services, Inc.

PANOZZO, ALBERT R.
  Vice President, Kemper Financial Services, Inc.

PONTECORE, SUSAN E.
  Vice President, Kemper Financial Services, Inc.

QUADRINI, LISA L.
  Vice President, Kemper Financial Services, Inc.

ROKOSZ, PAUL A.
  Vice President, Kemper Financial Services, Inc.

ROSE, KATIE M.
  Vice President, Kemper Financial Services, Inc.

SHULTZ, KAREN D.
  Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Service Company

SMITH, ROBERT G.
  Vice President, Kemper Financial Services, Inc.

SOPHER, EDWARD O.
  Vice President, Kemper Financial Services, Inc.

STROMM, LAWRENCE D.
  Vice President, Kemper Financial Services, Inc.

TEPPER, SHARYN A.
  Vice President, Kemper Financial Services, Inc.

VANDEMERKT, RICHARD J.
  Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Service Company

WATKINS, JAMES K.
  Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Service Company

WERTH, ELIZABETH C.
  Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Distributors, Inc.
  Assistant Secretary, Kemper Mutual Funds
  Assistant Secretary, Kemper International Bond Fund
  Assistant Secretary, Kemper Target Equity Fund
  Assistant Secretary, Sterling Funds
  Assistant Secretary, Kemper-Dreman Fund, Inc.
  Assistant Secretary, Kemper Horizon Fund

WIZER, BARBARA K.
  Vice President, Kemper Financial Services, Inc.

ZURAWSKI, CATHERINE N.
  Vice President, Kemper Financial Services, Inc.

ITEM 29.  PRINCIPAL UNDERWRITERS

     (a) Kemper Distributors, Inc. acts as principal underwriter of the Registrant's shares and acts as principal underwriter of the Kemper Mutual Funds, Kemper Investors Fund, Sterling Funds, Kemper International Bond Fund and the Kemper-Dreman Fund, Inc.

     (b) Information on the officers and directors of Kemper Distributors, Inc., principal underwriter for the Registrant is set forth below. The principal business address is 120 South LaSalle Street, Chicago, Illinois 60603.


                                                                    POSITIONS AND
                            POSITIONS AND OFFICES                    OFFICES WITH
       NAME                   WITH UNDERWRITER                        REGISTRANT
       ----                 ---------------------                   -------------
John E. Peters              Principal Director, President          Vice President
William E. Chapman, II      Director, Executive Vice President           None
James L. Greenawalt         Director, Executive Vice President           None
John E. Neal                Director                                     None
Stephen B. Timbers          Director                               President, Trustee
Patrick H. Dudasik          Financial Principal, Treasurer
                            and Chief Financial Officer                  None
Linda A. Bercher            Senior Vice President                        None
Thomas V. Bruns             Senior Vice President                        None
Terry Cunningham            Senior Vice President                        None
Daniel T. O'Lear            Senior Vice President                        None
John H. Robison, Jr.        Senior Vice President                        None
Henry J. Schulthesz         Senior Vice President                        None
David F. Dierenfeldt        Vice President, Secretary                    None
Carlene D. Merold           Vice President                               None
Elizabeth C. Werth          Vice President                        Assistant Secretary
Kathleen A. Gallichio       Assistant Secretary                          None
Diane E. Ratekin            Assistant Secretary                          None


     (c) Not applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS



     All such accounts, books and other documents are maintained at the offices of the Registrant, the offices of Registrant's investment adviser, Kemper Financial Services, Inc., 120 South LaSalle Street, Chicago, Illinois 60603, at the offices of the Registrant's principal underwriter, Kemper Distributors, Inc., 120 South LaSalle Street, Chicago, Illinois 60603 or, in the case of records concerning custodial functions, at the offices of the custodian, Investors Fiduciary Trust Company "IFTC", 127 West 10th Street, Kansas City, Missouri 64105 or, in the case of records concerning transfer agency functions, at the offices of IFTC and of the shareholder service agent, Kemper Service Company, 811 Main Street, Kansas City, Missouri 64105.


ITEM 31. MANAGEMENT SERVICES

     Not applicable.

ITEM 32. UNDERTAKINGS


     Not applicable.

                                  SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois, on the 15th day of November, 1995.

                             CASH EQUIVALENT FUND

                             By  /s/ Stephen Timbers
                                 ------------------------------------
                                 Stephen B. Timbers, President

        Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on November 15, 1995 on behalf of the following persons in the capacities indicated.

             Signature                               Title
             ---------                               -----

         /s/ Stephen B. Timbers                      President
---------------------------------------              (Principal
         Stephen B. Timbers                          Executive Officer)
                                                     and Trustee

/s/David W. Belin*                                   Trustee
---------------------------------------

/s/Lewis A. Burnham*                                 Trustee
---------------------------------------

/s/Donald L. Dunaway*                                Trustee
---------------------------------------

/s/Robert B. Hoffman*                                Trustee
---------------------------------------

/s/Donald R. Jones*                                  Trustee
---------------------------------------

/s/David B. Mathis*                                  Trustee
---------------------------------------

/s/Shirley D. Peterson*                              Trustee
---------------------------------------

/s/William P. Sommers*                               Trustee
---------------------------------------

       /s/ Jerome L. Duffy                             Treasurer (Principal
---------------------------------------                Financial and
       Jerome L. Duffy                                 Accounting Officer)

*Philip J. Collora signs this document pursuant to powers of attorney filed herewith.

       /s/ Philip J. Collora
---------------------------------------
       Philip J. Collora

                               INDEX TO EXHIBITS

Exhibits


    99.b 1.(a)   Amended and Restated Agreement and Declaration of Trust.
    99.b 1.(b)   Written Instrument Amending Agreement and Declaration of Trust.
    99.b 2.      By-Laws.
    99.b 3.      Inapplicable.
    99.b 4.      Text of Share Certificate.
    99.b 5.(a)   Investment Management Agreement.
    99.b 5.(b)   Investment Management Agreement.
    99.b 6.(a)   Underwriting Agreement
    99.b 6.(b)   Administration, Shareholder Services and Distribution Agreement.
    99.b 6.(c)   Assignment and Assumption Agreement.
    99.b 6.(d)   Form of Administration Services and Selling Group Agreement.
    99.b 7.      Inapplicable.
    99.b 8.      Custody Agreement.
    99.b 9.      Agency Agreement.
    99.b10.      Legal Opinion and Consent.
    99.b11.      Report and Consent of Independent Auditors.
    99.b12.      Inapplicable.
    99.b13.      Inapplicable.
    99.b14.(a)   Kemper Retirement Plan Prototype.
    99.b14.(b)   Model Individual Retirement Account.
    99.b15.      See Items 99.b6.(a), (b), (c) and (d).
    99.b16.      Performance Calculations.
    99.b18.      Inapplicable.
    99.b24.      Powers of Attorney.
    99.485(b)    Representation of Counsel (Rule 485(b)).
       27.1MMP   Financial Data Schedule.
       27.2GSP   Financial Data Schedule.
       27.3TEP   Financial Data Schedule.